Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Entity Information
Entity Registrant Name	Navios Maritime Partners L.P.
Trading Symbol	NMM
Entity Central Index Key	0001415921
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock Shares Outstanding	60,109,163

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 32,132	$ 48,078
Restricted cash	29,529	8,468
Accounts receivable, net	7,778	4,835
Prepaid expenses and other current assets	594	2,177
Total current assets	70,033	63,558
Vessels, net	721,391	667,213
Deferred financing costs, net	2,767	2,466
Other long term assets	282	106
Intangible assets	160,479	176,581
Total non-current assets	884,919	846,366
Total assets	954,952	909,924
Current liabilities
Accounts payable	2,090	2,022
Accrued expenses	3,599	2,986
Deferred voyage revenue	9,112	10,920
Current portion of long-term debt	23,727	36,700
Amount due to related parties	21,748	4,077
Total current liabilities	60,276	56,705
Long term debt	275,982	289,350
Deferred voyage revenue	0	4,230
Total non-current liabilities	275,982	293,580
Total liabilities	336,258	350,285
Commitments and contingencies	0	0
Partners' capital
Common Unitholders (60,109,163 and 46,887,320 units issued and outstanding at December 31, 2012 and December 31, 2011, respectively)	616,604	729,550
Subordinated Unitholders (0 and 7,621,843 units issued and outstanding at December 31, 2012 and December 31, 2011, respectively)	0	(177,969)
General Partner (1,226,721 and 1,132,843 units issued and outstanding at December 31, 2012 and December 31, 2011, respectively)	2,090	1,976
Subordinated Series A Unitholders (0 and 1,000,000 units issued and outstanding at December 31, 2012 and December 31, 2011, respectively)	0	6,082
Total partners' capital	618,694	559,639
Total liabilities and partners' capital	$ 954,952	$ 909,924

Consolidated Balance Sheets (Parenthetical)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Common Unitholders, Units Issued and Outstanding	60,109,163	46,887,320
Subordinated Unitholders, Units Issued and Outstanding	0	7,621,843
General Partners, Units Issued and Outstanding	1,226,721	1,132,843
Subordinated Series A Unitholders, Units Issued and Outstanding	0	1,000,000

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Time charter revenues (includes related party revenue of $7,357, $0 and $0 for the years ended December 31, 2012, 2011 and 2010, respectively)	$ 205,435	$ 186,953	$ 143,231
Time charter expenses	(12,937)	(13,473)	(12,027)
Direct vessel expenses	(25)	(61)	(92)
Management fees	(31,689)	(26,343)	(19,746)
General and administrative expenses	(5,555)	(4,965)	(4,303)
Depreciation and amortization	(71,622)	(63,971)	(41,174)
Write-off of intangible asset	0	(3,979)	0
Interest expense and finance cost, net	(10,127)	(9,244)	(6,360)
Interest income	229	821	1,017
Other Income	22,598	272	85
Other expense	(409)	(675)	(120)
Net income	$ 95,898	$ 65,335	$ 60,511
Weighted average units outstanding (basic and diluted)
Weighted Average Common Units Outstanding	58,008,617	45,409,807	33,714,905
Weighted Average Subordinated Units Outstanding	0	7,621,843	7,621,843
Weighted Average General Partner Units Outstanding	1,193,889	1,102,689	864,017
Weighted Average Subordinated Series A Units Outstanding	0	1,000,000	1,000,000
Earnings per unit
Common unit (basic and diluted)	$ 1.61	$ 1.33	$ 1.51
Subordinated unit (basic and diluted)	$ 0	$ 0.46	$ 1.11
General Partner Unit (basic and diluted)	$ 1.95	$ 1.19	$ 1.42
Subordinated Series A unit (basic and diluted)	$ 0	$ 0	$ 0

Consolidated Statements of Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Revenue From Related Parties	$ 7,357	$ 0	$ 0

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income	$ 95,898	$ 65,335	$ 60,511
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	71,622	63,971	41,174
Write-off of intangible asset	0	3,979	0
Amortization and write-off of deferred financing cost	787	530	415
Amortization of deferred dry dock costs	25	61	92
Changes in operating assets and liabilities
Increase in restricted cash	(3)	(2)	(2)
Increase in accounts receivable	(2,943)	(3,899)	(334)
Decrease/(increase) in prepaid expenses and other current assets	1,583	396	(1,797)
(Increase)/decrease in other long term assets	(202)	75	(154)
Increase in Accounts Payable	68	946	558
Increase in accrued expenses	613	1,045	97
Decrease in Deferred Voyage Revenue	(6,038)	(6,417)	(5,211)
Increase in amounts due to related parties	17,671	1,444	669
Net cash provided by operating activities	179,081	127,464	96,018
INVESTING ACTIVITIES
Acquisition of vessels	(88,505)	(76,220)	(291,591)
Acquisition of intangibles	(21,193)	(43,780)	(156,166)
Net cash used in investing activities	(109,698)	(120,000)	(447,757)
FINANCING ACTIVITIES
Cash distribution paid	(106,878)	(95,499)	(72,316)
Net proceeds from issuance of general partner units	1,472	2,052	6,150
Proceeds from issuance of common units, net of offering costs	68,563	86,288	253,871
Proceeds from long term debt	44,000	35,000	139,000
(Increase)/decrease in restricted cash	(21,058)	(7,642)	12,500
Repayment of long-term debt and payment of principal	(70,340)	(30,450)	(12,500)
Debt issuance costs	(1,088)	(413)	(1,566)
Net cash (used in)/provided by financing activities	(85,329)	(10,664)	325,139
Decrease in Cash And Cash Equivalents	(15,946)	(3,200)	(26,600)
Cash and cash equivalents, beginning of period	48,078	51,278	77,878
Cash and cash equivalents, end of period	32,132	48,078	51,278
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	9,957	8,131	5,806
Non-cash investing and financing activities:
Issuance of common units to Navios Holdings related to the acquisition of the Navios Luz and the Navios Orbiter in May 2011	0	9,960	0
Issuance of common units to Navios Holdings related to the acquisition of the Navios Fulvia and the Navios Melodia in November 2010	0	0	14,971
Issuance of common units to Navios Holdings related to the acquisition of the Navios Aurora II in March 2010	$ 0	$ 0	$ 20,326

Consolidated Statements of Changes in Partners' Capital (USD $) In Thousands, except Share data	Total	General Partner Equity Member	Limited Common Unitholders	Limited Subordinated Unitholders	Limited Subordinated Series A Unitholders
Balance at Dec. 31, 2009	$ 207,990	$ (3,835)	$ 369,747	$ (164,004)	$ 6,082
Balance, Units at Dec. 31, 2009		671,708	24,291,815	7,621,843	1,000,000
Net income	60,511	1,223	50,823	8,465
Cash distribution paid	(72,316)	(1,853)	(57,773)	(12,690)
Proceeds from issuance of common units, net of offering costs	253,871		253,871
Proceeds From Issuance Of Common Units, Net Offering Costs, Units			15,525,000
Proceeds from issuance of general partners units (see note 13)	5,436	5,436
Proceeds from issuance of general partners units (see note 13), Units		316,838
Issuance of units for vessel acquisitions	36,011	714	35,297
Issuance of units for vessel acquisitions, Units		40,053	1,962,589
Balance at Dec. 31, 2010	491,503	1,685	651,965	(168,229)	6,082
Balance, Units at Dec. 31, 2010		1,028,599	41,779,404	7,621,843	1,000,000
Net income	65,335	1,307	60,506	3,522
Cash distribution paid	(95,499)	(3,068)	(79,169)	(13,262)
Proceeds from issuance of common units, net of offering costs	86,288		86,288
Proceeds From Issuance Of Common Units, Net Offering Costs, Units			4,600,000
Proceeds from issuance of general partners units (see note 13)	1,848	1,848
Proceeds from issuance of general partners units (see note 13), Units		93,878
Issuance of units for vessel acquisitions	10,164	204	9,960
Issuance of units for vessel acquisitions, Units		10,366	507,916
Issuance of subordinated Series A Units	0				0
Issuance of subordinated Series A Units, Units					0
Balance at Dec. 31, 2011	559,639	1,976	729,550	(177,969)	6,082
Balance, Units at Dec. 31, 2011		1,132,843	46,887,320	7,621,843	1,000,000
Net income	95,898	2,332	93,566	0
Cash distribution paid	(106,878)	(3,690)	(103,188)	0
Proceeds from issuance of common units, net of offering costs	68,563		68,563
Proceeds From Issuance Of Common Units, Net Offering Costs, Units			4,600,000
Proceeds from issuance of general partners units (see note 13)	1,472	1,472
Proceeds from issuance of general partners units (see note 13), Units		93,878
Issuance of units for vessel acquisitions	0	0	0
Issuance of units for vessel acquisitions, Units		0	0
Conversion of Subordinated Units into Common Units	0		(177,969)	177,969
Conversion of Subordinated Units into Common Units, Units	7,621,843		7,621,843	(7,621,843)
Conversion of Subordinated Series A Units into Common Units			6,082		(6,082)
Conversion of Subordinated Series A Units into Common Units, Units	1,000,000		1,000,000		(1,000,000)
Balance at Dec. 31, 2012	$ 618,694	$ 2,090	$ 616,604	$ 0	$ 0
Balance, Units at Dec. 31, 2012		1,226,721	60,109,163	0	0

Description of Business	12 Months Ended
Dec. 31, 2012
Description of Business [Abstract]
Description of Business
NOTE 1 - DESCRIPTION OF BUSINESS
Navios Maritime Partners L.P. (“Navios Partners”), is an international owner and operator of dry cargo vessels, formed on August 7, 2007 under the laws of the Republic of the Marshall Islands by Navios Maritime Holdings Inc. (“Navios Holdings”), a vertically integrated seaborne shipping and logistics company with over 55 years of operating history in the drybulk shipping industry. Navios GP L.L.C. (the “General Partner”), a wholly owned subsidiary of Navios Holdings, was also formed on that date to act as the general partner of Navios Partners and received a 2% general partner interest in Navios Partners.
Navios Partners is engaged in the seaborne transportation services of a wide range of drybulk commodities including iron ore, coal, grain and fertilizer, chartering its vessels under medium to long-term charters. The operations of Navios Partners are managed by Navios ShipManagement Inc., a subsidiary of Navios Holdings (the “Manager”) from its offices in Piraeus, Greece.
Pursuant to the initial public offering (“IPO”) on November 16, 2007, Navios Partners entered into the following agreements:
(a) a management agreement with the Manager pursuant to which the Manager provides Navios Partners commercial and technical management services;
(b) an administrative services agreement with the Manager pursuant to which the Manager provides Navios Partners administrative services; and
(c) an omnibus agreement with Navios Holdings (“Omnibus Agreement”), governing, among other things, when Navios Partners and Navios Holdings may compete against each other as well as rights of first offer on certain drybulk carriers.
On January 1, 2012, in accordance with the terms of the partnership agreement, all of the outstanding subordinated units converted into 7,621,843 common units (conversion excluded the subordinated Series A units) and on June 29, 2012, in accordance with the terms of the partnership agreement, the outstanding subordinated Series A units converted into 1,000,000 common units.
As of December 31, 2012, there were outstanding: 60,109,163 common units and 1,226,721 general partnership units. Navios Holdings owns a 25.2% interest in Navios Partners, which includes the 2% general partner interest.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation: The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).

(b)
Principles of consolidation: The accompanying consolidated financial statements include Navios Partners' wholly owned subsidiaries incorporated under the laws of Marshall Islands, Malta, and Liberia from their dates of incorporation or, for chartered-in vessels, from the dates charter-in agreements were in effect. All significant inter-company balances and transactions have been eliminated in Navios Partners' consolidated financial statements.

      Navios Partners also consolidates entities that are determined to be variable interest entities as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.
Subsidiaries: Subsidiaries are those entities in which Navios Partners has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies of each subsidiary.

The accompanying consolidated financial statements include the following entities and chartered-in vessels:

		Country of incorporation	Statement of income
Company name	Vessel name		2012	2011	2010
Libra Shipping Enterprises Corporation	Navios Libra II	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Felicity Shipping Corporation	Navios Felicity	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Gemini Shipping Corporation	Navios Gemini S	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Galaxy Shipping Corporation	Navios Galaxy I	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Palermo Shipping S.A.	Navios Apollon	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Fantastiks Shipping Corporation	Navios Fantastiks	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Sagittarius Shipping Corporation	Navios Sagittarius	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/08 - 12/31
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01 - 12/31	1/01 - 12/31	3/18 - 12/31
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/01 - 12/31	1/01 - 12/31	5/21 - 12/31
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01 - 12/31	1/01 - 12/31	11/15 - 12/31
Customized Development S.A.	Navios Fulvia	Liberia	1/01 - 12/31	1/01 - 12/31	11/15 - 12/31
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01 - 12/31	5/19 - 12/31	—
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/01 - 12/31	5/19 - 12/31	—
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	6/15 - 12/31	—	—
Golem Navigation Limited	Navios Soleil	Marshall Is.	5/09 - 12/31	—	—
Kymata Shipping Co.	Navios Helios	Marshall Is.	6/18 - 12/31	—	—
Chartered-in vessels
Prosperity Shipping Corporation	Navios Prosperity	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Aldebaran Shipping Corporation	Navios Aldebaran	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Other
JTC Shipping and Trading Ltd (*)	Holding Company	Malta	1/01 - 12/31	1/01 - 12/31	3/18 - 12/31
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Navios Maritime Operating LLC	N/A	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31

(*) Not a vessel-owning subsidiary and only holds right to a charter-in contract.

(c)
Use of Estimates: The preparation of consolidated financial statements in conformity with the accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to future drydock dates, the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, provisions for legal disputes, and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

(d)
Cash and Cash equivalents: Cash and cash equivalents consist of cash on hand, deposits held on call with banks, and other short-term liquid investments with original maturities of three months or less.

(e)
Restricted Cash: Restricted cash includes an amount of $28,700 held in retention and pledged accounts as required by Navios Partners' credit facilities and an amount of $829 to guarantee a claim related to an owned vessel. As of December 31, 2012 and 2011 the restricted cash held in retention accounts was $29,529 and $8,468, respectively.

(f)
Accounts Receivable, net: The amount shown as accounts receivable, net at each balance sheet date includes receivables from charterers for hire, freight and demurrage billings, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. The allowance for doubtful accounts as of December 31, 2012 and 2011 was $458 and $49, respectively.

(g)
Insurance claims: Insurance claims consist of claims submitted and/or claims in the process of compilation or submission (claims pending against vessels' insurance underwriters). They are recorded on the accrual basis and represent the claimable expenses, net of applicable deductibles, incurred through December 31 of each reported period, which are expected to be recovered from insurance companies. Any remaining costs to complete the claims are included in accrued liabilities. The classification of insurance claims into current and non-current assets is based on management's expectations as to their collection dates. As provided in the management agreement, adjustments and negotiations of settlements of any claim damages which are recoverable under insurance policies are managed by the Manager. Navios Partners pays the deductible of any insurance claims relating to its vessels or for any claims that are within such deductible range.

(h)
Vessels, net: Vessels are stated at historical cost, which consists of the contract price and any material expenses incurred upon acquisition (improvements and delivery expenses). Vessels acquired in an asset acquisition or in a business combination are recorded at fair value. Subsequent expenditures for major improvements and upgrading are capitalized, provided they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Expenditures for routine maintenance and repairs are expensed as incurred.

Depreciation is computed using the straight line method over the useful life of the vessels, after considering the estimated residual value. Management estimates the residual values of our dry bulk vessels based on a scrap value of $285 per lightweight ton, as we believe these levels are common in the shipping industry. Management estimates the useful life of our vessels to be 25 years from the vessel's original construction. However, when regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective.

(i)
Deferred Drydock and Special Survey costs: Navios Partners' vessels are subject to regularly scheduled dry docking and special surveys which are carried out every 30 or 60 months to coincide with the renewal of the related certificates issued by the classification societies, unless a further extension is obtained in rare cases and under certain conditions. The costs of dry docking and special surveys are included in the daily management fee of $4.65 per owned Ultra-Handymax vessel, $4.55 per owned Panamax vessel and $5.65 per owned Capesize vessel through December 31, 2013. From January 2014 to December 2017, Navios Partners expects that it will reimburse the Manager for all of the actual operating costs and expenses it incurs in connection with the management of its fleet.

(j)
Impairment of long lived assets: Vessels, other fixed assets and other long lived assets held and used by Navios Partners are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. In accordance with accounting for the “impairment or disposal of long-lived assets”, Navios Partners' management evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events or changes in circumstances have occurred that would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, certain indicators of potential impairment, are reviewed such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions.

      Undiscounted projected net operating cash flows are determined for each vessel and compared to the vessel carrying value of the vessel and related carrying value of the intangible with respect to the time charter agreement attached to that vessel. Within the shipping industry, vessels are customarily bought and sold with a charter attached. The value of the charter may be favorable or unfavorable when comparing the charter rate to then current market rates. The loss recognized either on impairment (or on disposition) will reflect the excess of carrying value over fair value (selling price) for the vessel asset group.
During the fourth quarter of fiscal 2012, management concluded that events occurred and circumstances had changed, which indicated that potential impairment of Navios Partners' long-lived assets may exist. These indicators included continued deterioration in the spot market, and the related, impact of the current drybulk sector has on management's expectation for future revenues. As a result, an impairment assessment of long-lived assets was performed.
Navios Partners determined undiscounted projected net operating cash flows for each vessel and compared it to the vessel's carrying value together with the carrying value of the related intangible. The significant factors and assumptions used in the undiscounted projected net operating cash flow analysis included: determining the projected net operating cash flows by considering the charter revenues from existing time charters for the fixed fleet days (Navios Partners' remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on a combination of the Navios Partners' remaining charter agreement rates and the 10-year average historical one year time charter rates adjusted for outliers) over the remaining economic life of each vessel, net of brokerage and address commissions and excluding days of scheduled off-hires, management fees fixed until December 2013 and thereafter assuming an annual increase of 3.0% and utilization rate of 98.6% based on the fleet's historical performance. The assessment concluded that step two of the impairment analysis was not required and no impairment of vessels and the intangible assets existed as of December 31, 2012, as the undiscounted projected net operating cash flows exceeded the carrying value.

In the event that impairment would occur, the fair value of the related asset would be determined and an impairment charge would be recorded to operations calculated by comparing the asset's carrying value to its fair value. Fair value is estimated primarily through the use of third-party valuations performed on an individual vessel basis.
Although management believes the underlying assumptions supporting this assessment are reasonable, if charter rate trends and the length of the current market downturn, vary significantly from our forecasts, management may be required to perform step two of the impairment analysis in the future that could expose Navios Partners to material impairment charges in the future.
No impairment loss was recognized for any of the periods presented.

(k)
Deferred Financing Cost: Deferred financing costs include fees, commissions and legal expenses associated with obtaining loan facilities. These costs are amortized over the life of the related debt using the effective interest rate method, and are included in interest expense. Amortization expense and write offs of deferred financing cost for each of the years ended December 31, 2012, 2011 and 2010 were: $787, $530 and $415, respectively.

(l)
Intangible assets and liabilities: Navios Partners' intangible assets and liabilities consist of favorable lease terms and unfavorable lease terms. When intangible assets or liabilities associated with the acquisition of a vessel are identified, they are recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where charter rates are higher than market charter rates, an asset is recorded, being the difference between the acquired charter rate and the market charter rate for an equivalent vessel. Where charter rates are less than market charter rates, a liability is recorded, being the difference between the assumed charter rate and the market charter rate for an equivalent vessel. The determination of the fair value of acquired assets and assumed liabilities requires Navios Partners to make significant assumptions and estimates of many variables including market charter rates, expected future charter rates, the level of utilization of its vessels and its weighted average cost of capital. The use of different assumptions could result in a material change in the fair value of these items, which could have a material impact on Navios Partners' financial position and results of operations.

The amortizable value of favorable and unfavorable leases is amortized over the remaining life of the lease term and the amortization expense is included in the statement of income in the depreciation and amortization line item. The amortizable value of favorable leases would be considered impaired if their fair market values could not be recovered from the future undiscounted cash flows associated with the asset. Vessel purchase options that have not been exercised, which are included in favorable lease terms, are not amortized and would be considered impaired if the carrying value of an option, when added to the option price of the vessel, exceeded the fair value of the vessel. If the purchase option is exercised the portion of this asset will be capitalized as part of the cost of the vessel and will be depreciated over the remaining useful life of the vessel. Management, after considering various indicators performed on impairment test which included intangible assets as described in paragraph (j) above. As of December 31, 2012, there was no impairment of intangible assets.

(m)
Foreign currency translation: Navios Partners' functional and reporting currency is the U.S. Dollar. Navios Partners engages in worldwide commerce with a variety of entities. Although, its operations may expose it to certain levels of foreign currency risk, its transactions are predominantly U.S. dollar denominated. Additionally, Navios Partners' wholly-owned vessel subsidiaries transacted a nominal amount of their operations in Euros; however, all of the subsidiaries' primary cash flows are U.S. dollar denominated. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the statement of operations. The foreign currency exchange (losses)/gains recognized in the accompanying consolidated statements of income, in other income or expense, for each of the years ended December 31, 2012, 2011 and 2010 were $(1), $(4) and $22, respectively.

(n)
Provisions: Navios Partners, in the ordinary course of its business, is subject to various claims, suits and complaints. Management, in consultation with internal and external advisors, will provide for a contingent loss in the financial statements if the contingency had been incurred and the likelihood of loss is deemed to be probable at the date of the financial statements and the amount of the loss can be reasonably estimated. In accordance with the accounting for contingencies, if Navios Partners has determined that the reasonable estimate of the loss is a range and there is no best estimate within the range, Navios Partners will accrue the lower amount of the range. Navios Partners, through the management agreement, participates in Protection and Indemnity (P&I) insurance coverage plans provided by mutual insurance societies known as P&I clubs. Under the terms of these plans, participants may be required to pay additional premiums to fund operating deficits incurred by the clubs (“deferred calls”). Obligations for deferred calls are accrued annually based on information provided by the clubs regarding supplementary calls. Services such as the ones described above are provided by the Manager under the management agreement and included as part of the daily fee of $4.55 for each Panamax vessel, $5.65 for each Capesize vessel and $4.65 for each Ultra-Handymax vessel through December 31, 2013.

(o)
Segment Reporting: Navios Partners reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers. Navios Partners does not use discrete financial information to evaluate operating results for each type of charter. Management does not identify expenses, profitability or other financial information by charter type. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Partners has determined that it operates under one reportable segment.

(p)	Revenue and Expense Recognition:
Revenue Recognition: Revenue is recorded when services are rendered, under a signed charter agreement or other evidence of an arrangement, the price is fixed or determinable, and collection is reasonably assured. Revenue is generated from time charter of vessels.
Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight line basis as the average minimum lease revenue over the rental periods of such charter agreements, as service is performed. A time charter involves placing a vessel at the charterers' disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel.
Revenues from profit-sharing are calculated at an agreed percentage of the excess of the charterer's average daily income over an agreed amount and accounted for on an accrual basis based on provisional amounts.
Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter rate. Since address commissions represent a discount (sales incentive) on services rendered by Navios Partners and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

Time Charter Expenses: Time charter expenses comprise time charter hire, brokerage commissions, fuel costs and other miscellaneous expenses. Time charter expenses are expensed over the period of the time charter.
Management fees: Pursuant to the Management Agreement dated November 16, 2007, which was revised in October 2009 and 2011, the Manager, a wholly owned subsidiary of Navios Holdings, provides commercial and technical management services to Navios Partners' vessels for a daily fee of: (a) $4.65 daily rate per Ultra-Handymax vessel; (b) $4.55 daily rate per Panamax vessel; and (c) $5.65 daily rate per Capesize vessel until December 31, 2013.
These daily fees cover all of the vessels' operating expenses, including the cost of drydock and special surveys and are classified as management fees in the consolidated statements of income.
General and administrative expenses: Pursuant to the Administrative Services agreement dated November 16, 2007, the Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Navios Partners extended the duration of its existing Administrative Services Agreement with the Manager pursuant to the same terms, until December 31, 2017.
Deferred Voyage Revenue: Deferred voyage revenue primarily relates to cash received from charterers prior to it being earned. These amounts are recognized as revenue over the voyage or charter period. In January 2009, Navios Partners and its counterparty to the Navios Hope charter party mutually agreed for a lump sum amount of approximately $30,443, of which Navios Partners received net of expenses in the amount of $29,589 in February 2009. Under a new charter agreement, the balance of the aggregate value of the original contract will be allocated to the period until its original expiration. The amount of $30,443 has been recognized as deferred revenue and amortized over the life of the vessel's contract.
Prepaid Voyage Costs: Prepaid voyage costs relate to cash paid in advance for expenses associated with voyages. These amounts are recognized as expense over the charter period.

(q)
Financial Instruments: Financial instruments carried on the balance sheet include cash and cash equivalents, restricted cash, accounts receivables and accounts payables, other receivables and other liabilities and long-term debt. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant policy description of each item, or included below as applicable.

Financial risk management: Navios Partners' activities expose it to a variety of financial risks including fluctuations in future freight rates, time charter hire rates, and fuel prices, credit and interest rates risk. Risk management is carried out under policies approved by executive management. Guidelines are established for overall risk management, as well as specific areas of operations.
Credit risk: Navios Partners closely monitors its exposure to customers and counter-parties for credit risk. Navios Partners has entered into the management agreement with the Manager, pursuant to which the Manager agreed to provide commercial and technical management services to Navios Partners. When negotiating on behalf of Navios Partners' various vessel employment contracts, the Manager has policies in place to ensure that it trades with customers and counterparties with an appropriate credit history.
Financial instruments that potentially subject Navios Partners to concentrations of credit risk are accounts receivable. Navios Partners does not believe its exposure to credit risk is likely to have a material adverse effect on its financial position, results of operations or cash flows.
For the year ended December 31, 2012, Navios Partners' customers representing 10% or more of total revenue were Cosco Bulk Carrier Co. Ltd., Mitsui O.S.K. Lines, Ltd. and Samsun Logix, which accounted for 22.8%, 16.0% and 13.0%, respectively. For the year ended December 31, 2011, Cosco Bulk Carrier Co. Ltd., Mitsui O.S.K. Lines, Ltd. and Samsun Logix accounted for 22.2%, 18.5% and 13.2%, respectively, of total revenue. For the year ended December 31, 2010, Mitsui O.S.K. Lines, Ltd., Cargill International S.A. and Cosco Bulk Carrier Co. Ltd. accounted for 27.7%, 11.8% and 11.2%, respectively, of total revenue. No other customers accounted for 10% or more of total revenue for any of the years presented.
Foreign exchange risk: Foreign currency transactions are translated into the measurement currency rates prevailing at the dates of transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of income.

(r)
Cash Distribution: As per the Partnership Agreement, within 45 days following the end of each quarter, an amount equal to 100% of Available Cash with respect to such quarter shall be distributed to the partners as of the record date selected by the Board of Directors.

Available Cash: Generally means, for each fiscal quarter, all cash on hand at the end of the quarter:

•	less the amount of cash reserves established by the board of directors to:

•	provide for the proper conduct of the business (including reserve for Maintenance and Replacement Capital Expenditures)

•	comply with applicable law, any of Navios Partners' debt instruments, or other agreements; or

•	provide funds for distributions to the unitholders and to the general partner for any one or more of the next four quarters;

•
plus all cash on hand on the date of determination of Available Cash for the quarter resulting from working capital borrowings made after the end of the quarter. Working capital borrowings are generally borrowings that are made under any revolving credit or similar agreement used solely for working capital purposes or to pay distributions to partners.

    Available Cash is a quantitative measure used in the publicly traded partnership investment community to assist in evaluating a partnership's ability to make quarterly cash distributions. Available Cash is not required by US GAAP and should not be considered as an alternative to net income or any other indicator of Navios Partners' performance required by US GAAP.

Maintenance and Replacement Capital Expenditures: Maintenance and Replacement capital expenditures are those capital expenditures required to maintain over the long term the operating capacity of or the revenue generated by Navios Partners' capital assets, and expansion capital expenditures are those capital expenditures that increase the operating capacity of or the revenue generated by the capital assets. To the extent, however, that capital expenditures associated with acquiring a new vessel increase the revenues or the operating capacity of our fleet, those capital expenditures would be classified as expansion capital expenditures. As at December 31, 2012 and 2011, Maintenance and Replacement capital expenditures reserve approved by the Board of Directors was $18,869 and $18,569, respectively.

(s)	Recent Accounting Pronouncements:
Fair Value Disclosures
In January 2010, the FASB issued amended standards requiring additional fair value disclosures. The amended standards require disclosures of transfers in and out of Levels 1 and 2 of the fair value hierarchy, as well as requiring gross basis disclosures for purchases, sales, issuances and settlements within the Level 3 reconciliation. Additionally, the update clarifies the requirement to determine the level of disaggregation for fair value measurement disclosures and to disclose valuation techniques and inputs used for both recurring and nonrecurring fair value measurements in either Level 2 or Level 3. Navios Partners adopted the new guidance in the first quarter of fiscal 2010, except for the disclosures related to purchases, sales, issuance and settlements, which was effective for Navios Partners beginning in the first quarter of fiscal 2012. The adoption of the new standards did not have a significant impact on Navios Partners' consolidated financial statements.

Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2012
Cash and cash equivalents [Abstract]
Cash and cash equivalents
NOTE 3 - CASH AND CASH EQUIVALENTS
Cash and cash equivalents consist of the following:

	December 31, 2012	December 31, 2011
Cash on hand and at banks	$18,180	$20,704
Short term deposits and highly liquid funds	13,952	27,374

Total cash and cash equivalents	$32,132	$48,078

Short term deposits and highly liquid funds relate to amounts held in banks for general financing purposes. As of December 31, 2012, Navios Partners held time deposits of $13,129 and money market funds of $823 with duration of less than three months. As of December 31, 2011, Navios Partners held time deposits of $25,281 and money market funds of $2,093 with duration of less than three months.
Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. Navios Partners does maintain cash deposits and equivalents in excess of government-provided insurance limits. Navios Partners also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.
Restricted cash as of December 31, 2012 and 2011 includes an amount held as security in the form of a letter of guarantee related to an owned vessel in the amount of $829 and $826, respectively. In addition, at each of December 31, 2012 and 2011, restricted cash included $28,700 and $7,642, which related to amounts held in retention accounts as required by certain of Navios Partners' credit facilities. As of December 31, 2012 and 2011 the restricted cash held in retention accounts was $29,529 and $8,468, respectively.

Accounts Receivable, Net	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net [Text Block]
NOTE 4 - ACCOUNTS RECEIVABLE, NET
Accounts receivable consist of the following:

	December 31, 2012	December 31, 2011
Accounts receivable	$8,236	$4,884
Less: Provision for doubtful receivables	(458)	(49)

Accounts receivable, net	$7,778	$4,835

Charges to provisions for doubtful accounts are summarized as follows:

Allowance for doubtful receivables	Balance at beginning of period	Charges to costs and expenses	Amount utilized		Balance at end of period
Year ended December 31, 2012	$(49)	$(409)	$	—	$(458)
Year ended December 31, 2011	$(49)	$—	$	—	$(49)
Year ended December 31, 2010	$(49)	$—	$	—	$(49)

Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets [Text Block]

NOTE 5 - PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consist of the following:

	December 31, 2012	December 31, 2011
Prepaid voyage costs	$252	$258
Insurance claims	—	1,700
Other	342	219

Total prepaid expenses and other current assets	$594	$2,177

Vessels and Other Fixed Assets	12 Months Ended
Dec. 31, 2012
Vessels and Other Fixed Assets [Abstract]
Vessels and Other Fixed Assets [Text Block]
NOTE 6 - VESSELS AND OTHER FIXED ASSETS

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$678,725	$(66,367)	$612,358
Additions	86,180	(31,325)	54,855

Balance December 31, 2011	$764,905	$(97,692)	$667,213

Additions	88,505	(34,327)	54,178

Balance December 31, 2012	$853,410	$(132,019)	$721,391

To date, for each of the vessels purchased from Navios Holdings, the vessel acquisition was effected through the acquisition of all of the capital stock of the vessel-owning companies, which held the ownership and other contractual rights and obligations related to each of the acquired vessels, including the vessel and a charter-out contract. Management accounted for each acquisition as an asset acquisition. At the transaction date, the purchase price approximated the fair value of the assets acquired, which was determined based on a combination of methodologies including discounted cash flow analyses and independent valuation analyses. The consideration paid, for each of these transactions, was allocated between the intangible assets (favorable lease term) and the vessel value.
On July 27, 2012, Navios Partners acquired the Navios Helios from unrelated party, a 77,075 dwt Panamax vessel built in 2005, for an acquisition cost of $21,128 in cash consideration.
On July 24, 2012, Navios Partners acquired the Navios Soleil from unrelated party, a 57,337 dwt Ultra-Handymax vessel built in 2009, for an acquisition cost of $21,070 in cash consideration.
On June 15, 2012, Navios Partners acquired from Navios Holdings the Navios Buena Ventura for a purchase price of $67,500 of which $46,307 was allocated to the vessel and $21,193 allocated to the acquired time charter-out contract with favorable leases.
On May 19, 2011, Navios Partners purchased from Navios Holdings the Navios Luz for a purchase price of $78,000 and the Navios Orbiter for a purchase price of $52,000. The purchase price consisted of 507,916 common units issued to Navios Holdings valued at $9,960 and cash of $120,000. The number of common units issued was calculated based on a price of $19.6883 per common unit, which was the NYSE volume weighted average trading price of the common units for the ten business days immediately prior to the date of the acquisition. For accounting purposes, the common units were valued based on the closing price on the day of the transaction, which was $19.61. Favorable lease terms recognized through this transaction amounted to $22,879 for the Navios Luz and $20,901 for the Navios Orbiter and were related to the acquisition of the rights on the time charter out contract of the vessels (see note 7). The amounts of $55,097 for the Navios Luz and the amount of $31,083 for the Navios Orbiter were classified under vessels, net.

Intangible Assets and Unfavorable Lease Terms	12 Months Ended
Dec. 31, 2012
Intangible Assets And Unfavorable Lease Terms [Abstract]
Intangible Assets And Unfavorable Lease Terms

NOTE 7 - INTANGIBLE ASSETS AND UNFAVORABLE LEASE TERMS
Intangible assets and unfavorable lease terms as of December 31, 2012 and 2011 consist of the following:

	Cost	Accumulated Amortization	Net Book Value
Total favorable lease terms charter-out December 31, 2010	$191,874	$(21,783)	$170,091

Additions	43,780	(33,311)	10,469

Write-off of intangible asset	(8,319)	4,340	(3,979)

Total favorable lease terms charter-out December 31, 2011	$227,335	$(50,754)	$176,581
Additions	21,193	(37,295)	(16,102)

Total favorable lease terms charter-out December 31, 2012	$248,528	$(88,049)	$160,479

Amortization (expense)/income of favorable and unfavorable lease terms for the years ended December 31, 2012, 2011 and 2010 are presented in the following table:

	Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010
Unfavorable lease terms	$—	$665	$1,997
Favorable lease terms charter-out	(37,295)	(33,311)	(19,685)
Favorable lease terms charter-in	—	—	(2)

Total	$(37,295)	$(32,646)	$(17,690)

The aggregate amortizations of the intangibles are estimated to be as follows:

Year	Amount
2013	$38,451
2014	27,608
2015	22,335
2016	17,526
2017	17,526
2018 and thereafter	37,033

$160,479

On June 15, 2012, Navios Partners acquired from Navios Holdings, the Navios Buena Ventura for a purchase price of $67,500 of which $46,307 was allocated to the vessel and $21,193 allocated to the acquired time charter-out contract with favorable leases.
On May 19, 2011, Navios Partners purchased from Navios Holdings, the Navios Luz, a 2010 built Capesize vessel and the Navios Orbiter, a 2004 built Panamax vessel. Favorable lease terms recognized through this transaction amounted to $22,879 for the Navios Luz and $20,901 for the Navios Orbiter and were related to the acquisition of the rights on the time charter-out contracts of the vessels.
The Navios Apollon was off-hire due to an engine breakdown and therefore the charter-out contract was terminated. The net book value of the favorable lease term that was attached to the time charter-out contract was $3,979 and was written-off in the statement of income.
Intangible assets subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average useful lives are 7.7 years for favorable lease terms charter out.

Accounts Payable	12 Months Ended
Dec. 31, 2012
Accounts Payables [Abstract]
Accounts Payable [Text Block]

NOTE 8 - ACCOUNTS PAYABLE
Accounts payable as of December 31, 2012 and 2011 consist of the following:

	December 31, 2012	December 31, 2011
Creditors	$496	$392
Brokers	1,342	1,353
Insurances	138	165
Professional and legal fees	114	112

Total accounts payable	$2,090	$2,022

Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accrued Expenses [Abstract]
ACCRUED EXPENSES [Text Block]
NOTE 9 - ACCRUED EXPENSES
Accrued expenses as of December 31, 2012 and 2011 consist of the following:

	December 31, 2012	December 31, 2011
Accrued voyage expenses	$2,410	$1,279
Accrued loan interest	780	1,397
Accrued legal and professional fees	409	310

Total accrued expenses	$3,599	$2,986

Deferred Voyage Revenue	12 Months Ended
Dec. 31, 2012
Deferred Revenue [Abstract]
Deferred Voyage Revenue [Text Block]
NOTE 10 - DEFERRED VOYAGE REVENUE
Deferred voyage revenue primarily reflects charter-out amounts collected on voyages that have not yet been completed. In addition, in January 2009, Navios Partners and its counterparty to the Navios Hope charter party mutually agreed for a lump sum amount of approximately $30,443, of which Navios Partners received net of expenses in the amount of $29,589 in February 2009. Under a new charter agreement, the balance of the aggregate value of the original contract is allocated to the period until its original expiration. The amount of $30,443 has been recognized as deferred revenue and amortized over the life of the vessel's contract in August 2013. As of December 31, 2012 and December 31, 2011, the deferred voyage revenue of $9,112 and $15,150, respectively, included the unamortized amount of the lump sum amount related to the Navios Hope of $4,230 and $10,991, respectively. As of December 31, 2012, the current and long-term portion of the lump sum amount was $4,230 and $0, respectively.

Borrowings	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
BORROWINGS [Text Block]
NOTE 11 - BORROWINGS
Borrowings as of December 31, 2012 and 2011 consist of the following:

	December 31, 2012	December 31, 2011
Credit facility	$299,709	$326,050
Less current portion	(23,727)	(36,700)

Total long term borrowings	$275,982	$289,350

As of December 31, 2012, all of our facilities were fully drawn and the total borrowings under the credit facilities amounted to $299,709. Navios Partners has no undrawn available facilities. Both facilities require compliance with certain financial covenants. As of December 31, 2012, Navios Partners was in compliance with the financial covenants of its credit facilities.
On July 31, 2012, Navios Partners entered into the July 2012 Credit Facility for $290,450. The July 2012 Credit Facility was entered into to refinance and merge Navios Partners' two existing facilities consisting of the Credit Facility, as amended, and the May 2011 Credit Facility. The July 2012 Credit Facility matures on November 30, 2017. In December 2012, Navios Partners amended the July 2012 Credit Facility to prepay $24,600. The prepayment will be applied in partial settlement of the next installments. As of December 31, 2012 the outstanding balance was $256,634 and is repayable in 20 installments in various amounts during the term of the July 2012 Credit Facility consisting of $5,006 (five quarterly installments), $6,967 (13 quarterly installments) and $11,829 (two quarterly installments) with a final payment of $117,375. The July 2012 Credit Facility bears interest at rates ranging from 180 to 205 bps per annum (depending on the loan amount compared to the security value) plus, depending on the length of the interest period, either LIBOR or the actual cost of funds. The refinancing of this facility was accounted for as debt modification in accordance with ASC470 Debt.
On August 8, 2012, Navios Partners entered into the August 2012 Credit Facility, and borrowed an amount of $44,000 to partially finance the acquisitions of the Navios Buena Ventura, the Navios Helios and the Navios Soleil. The August 2012 Credit Facility matures on February 9, 2018 and is repayable in 22 equal quarterly installments of $925 each with a final balloon payment of $23,650 to be repaid on the last repayment date. The August 2012 Credit Facility bears interest at a rate of LIBOR plus 350 bps.
Amounts drawn under the facilities are secured by first preferred mortgages on Navios Partners' vessels and other collateral and are guaranteed by each vessel-owning subsidiary. The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners' vessels; changing the commercial and technical management of Navios Partners' vessels; selling or changing the beneficial ownership or control of Navios Partners' vessels; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement. The credit facilities also require Navios Partners to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. The credit facilities also require compliance with a number of financial covenants of Navios Partners, including Net Worth, debt coverage ratios and minimum liquidity. It is an event of default under the loan facilities if such covenants are not complied with.
The maturity table below reflects the principal payments due under its credit facilities for the 12-month periods ended December 31:

Year	Amount
2013	$23,727
2014	34,469
2015	31,567
2016	36,429
2017	148,942
2018 and thereafter	24,575

$299,709

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value Of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS [Text Block]
NOTE 12 - FAIR VALUE OF FINANCIAL INSTRUMENTS
The carrying value amounts of many of Navios Partners' financial instruments, including cash and cash equivalents, restricted cash, accounts receivable and accounts payable and amounts due to related parties approximate their fair value due primarily to the short-term maturity of the related instruments.
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Borrowings: The carrying amount of the floating rate loans approximates its fair value.
The estimated fair values of the Navios Partners' financial instruments are as follows:

	December 31, 2012		December 31, 2011
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$32,132	$32,132	$48,078	$48,078
Restricted cash	$29,529	$29,529	$8,468	$8,468
Accounts receivable, net	$7,778	$7,778	$4,835	$4,835
Accounts payable	$(2,090)	$(2,090)	$(2,022)	$(2,022)
Amounts due to related parties	$(21,748)	$(21,748)	$(4,077)	$(4,077)
Long-term debt	$(299,709)	$(299,709)	$(326,050)	$(326,050)
Fair Value Measurements
The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable. The Company did not use any Level 3 inputs as of December 31, 2012.

	Fair Value Measurements at December 31, 2012 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$32,132	$32,132	$—	$—
Restricted cash	$29,529	$29,529	$—	$—
Long-term debt(1)	$(299,709)	$—	$(299,709)	$—

(1)      The fair value of the Company's debt is estimated based currently available debt with similar contract terms, interest rate and remaining maturities   as well as taking into account our creditworthiness.

Issuance of Units	12 Months Ended
Dec. 31, 2012
Issuance Of Units [Abstract]
Issuance Of Units
NOTE 13 - ISSUANCE OF UNITS
On May 8, 2012, Navios Partners completed its public offering of 4,600,000 common units at $15.68 per unit and raised gross proceeds of approximately $72,128 to fund its fleet expansion. The net proceeds of this offering were approximately $68,729. Pursuant to this offering, Navios Partners issued 93,878 additional general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $1,472.
On May 19, 2011, Navios Partners acquired from Navios Holdings the Navios Luz for a purchase price of $78,000 and the Navios Orbiter for a purchase price of $52,000. The purchase price consisted of 507,916 common units of Navios Partners issued to Navios Holdings and $120,000 cash. The number of the common units issued was calculated based on a price of $19.6883 per common unit, which was the NYSE volume weighted average trading price of the common units for the ten business days immediately prior to the acquisition. For accounting purposes, the common units were valued based on the closing price on the day of the transaction, which was $19.61. Navios Partners issued 10,366 additional general partnership units to the General Partner. The net proceeds from the issuance of the general partnership units were $204.
On April 13, 2011, Navios Partners completed its public offering of 4,000,000 common units at $19.68 per unit and raised gross proceeds of approximately $78,720 to fund its fleet expansion. The net proceeds of this offering, including the underwriting discount and excluding offering costs of $161 were approximately $75,178. Pursuant to this offering, Navios Partners issued 81,633 additional general partnership units to the General Partner. The net proceeds from the issuance of the general partnership units were $1,607. On the same date, Navios Partners completed the exercise of the overallotment option previously granted to the underwriters in connection with the offering and issued 600,000 additional common units at the public offering price less the underwriting discount, raising gross proceeds of $11,808 and net proceeds, including the underwriting discount, of approximately $11,277. As a result of the exercise of the overallotment option, Navios Partners issued 12,245 additional general partnership units to the General Partner. The net proceeds from the issuance of the general partnership units were $241.

Segment Information	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [ABSTRACT]
SEGMENT INFORMATION [Text Block]
NOTE 14 - SEGMENT INFORMATION
       Navios Partners reports financial information and evaluates its operations by charter revenues. Navios Partners does not use discrete financial information to evaluate operating results for each type of charter. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Partners has determined that it operates under one reportable segment.
The following table sets out operating revenue by geographic region for Navios Partners' reportable segment. Revenue is allocated on the basis of the geographic region in which the customer is located. Dry bulk vessels operate worldwide. Revenues from specific geographic region which contribute over 10% of total revenue are disclosed separately.

Revenue by Geographic Region

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Europe	$29,658	$24,436	$26,067
Asia	151,608	147,642	99,442
North America	15,968	7,218	9,716
Australia	8,201	7,657	8,006

Total	$205,435	$186,953	$143,231

Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

Income Taxes	12 Months Ended
Dec. 31, 2012
INCOME TAXES [ABSTRACT]
INCOME TAXES [Text Block]
NOTE 15 - INCOME TAXES
Marshall Islands, Malta and Liberia do not impose a tax on international shipping income. Under the laws of Marshall Islands, Malta and Liberia, the countries of the vessel-owning subsidiaries' incorporation and vessels' registration, the vessel-owning subsidiaries are subject to registration and tonnage taxes which have been included in vessel operating expenses in the accompanying consolidated statements of income.
As of January 1, 2013, foreign flagged vessels that are managed by Greek or foreign ship management companies in Greece are subject to Greek tonnage tax. The payment of tonnage tax exhausts the tax liability of the foreign ship owning company against any tax, duty, charge or contribution payable on income from the exploitation of the foreign flagged vessel.
Pursuant to Section 883 of the Internal Revenue Code of the United States, U.S. source income from the international operation of ships is generally exempt from U.S. income tax if the company operating the ships meets certain incorporation and ownership requirements. Among other things, in order to qualify for this exemption, the company operating the ships must be incorporated in a country which grants an equivalent exemption from income taxes to U.S. corporations. All the vessel-owning subsidiaries satisfy these initial criteria. In addition, these companies must meet an ownership test. The management of Navios Partners believes that this ownership test was satisfied prior to the IPO by virtue of a special rule applicable to situations where the ship operating companies are beneficially owned by a publicly traded company. Although not free from doubt, management also believes that the ownership test will be satisfied based on the trading volume and ownership of Navios Partners' units, but no assurance can be given that this will remain so in the future.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES [Text Block]
NOTE 16 - COMMITMENTS AND CONTINGENCIES
Navios Partners is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where Navios Partners believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were prepared.
Management believes, the ultimate disposition of these matters will be immaterial to Navios Partners' financial position, results of operations or liquidity.
In January 2011, Korea Line Corporation (“KLC”) which is the charterer of the Navios Melodia filed for receivership. The charter contract was affirmed and will be performed by KLC on its original terms, provided that during an interim suspension period the sub-charterer pays Navios Partners directly.
The future minimum commitments for the 12-month periods ended December 31, of Navios Partners under its charter-in contracts, net of commissions, are as follows:

Amount
2013	$9,864
2014	6,594
2015	1,005
2016	—

$17,463

Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
LEASES [Text Block]
NOTE 17 - LEASES
The future minimum contractual lease income (charter-out rates are presented net of commissions), is as follows:

Amount
2013	173,948
2014	113,805
2015	97,123
2016	80,412
2017	80,192
2018 and thereafter	173,634

$719,114

Transactions with Related Parties and Affiliates	12 Months Ended
Dec. 31, 2012
TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES [ABSTRACT]
TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES [Text Block]
NOTE 18 - TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES
Management fees: Pursuant to the Management Agreement dated November 16, 2007, which was revised in October 2009 and 2011, the Manager, a wholly owned subsidiary of Navios Holdings, provides commercial and technical management services to Navios Partners' vessels for a daily fee of: (a) $4.65 daily rate per Ultra-Handymax vessel; (b) $4.55 daily rate per Panamax vessel; and (c) $5.65 daily rate per Capesize vessel until December 31, 2013.
These daily fees cover all of the vessels' operating expenses, including the cost of dry dock and special surveys. Total management fees for the year ended December 31, 2012, 2011 and 2010 amounted to $31,689, $26,343 and $19,746, respectively.
General and administrative expenses: Pursuant to the Administrative Services agreement dated November 16, 2007, the Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Navios Partners extended the duration of its existing Administrative Services Agreement with the Manager pursuant to the same terms, until December 31, 2017.
Total general and administrative expenses charged by Navios Holdings for each of the three years ended December 31, 2012, 2011 and 2010 amounted to $3,883, $3,447 and $2,725, respectively.
Balance due to related parties: Amounts due to related parties as of December 31, 2012 is $21,748 which represents the current account payable to Navios Holdings and its subsidiaries. The balance mainly consists of the management fees amounting to $17,133 and administrative service expenses and other expenses amounting to $4,615.
Acquisitions: On June 15, 2012, Navios Partners acquired from Navios Holdings, the Navios Buena Ventura for a purchase price of $67,500. Favorable lease terms recognized through this transaction amounted to $21,193 and were related to the acquisition of the rights on the time charter-out contract of the vessel.
On May 19, 2011, Navios Partners acquired from Navios Holdings, the Navios Luz for a purchase price of $78,000 and the Navios Orbiter for a purchase price of $52,000. Favorable lease terms recognized through this transaction amounted to $22,879 for the Navios Luz and $20,901 for the Navios Orbiter and were related to the acquisition of the rights on the time charter-out contracts of the vessels. The purchase price consisted of 507,916 common units issued to Navios Holdings valued at $9,960 and cash of $120,000. The number of common units issued was calculated based on a price of $19.6883 per common unit, which was the NYSE volume weighted average trading price of the common units for the ten business days immediately prior to the date of the acquisition.
Vessel Chartering: In February 2012, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Apollon. The term of this charter is approximately two years commencing in February 2012, at a daily rate of $12,500 net per day for the first year and $13,500 net per day for the second year, plus 50/50 profit sharing based on actual earnings. For this charter, for the years ended December 31, 2012, 2011 and 2010 the total revenue of Navios Partners from Navios Holdings amounted to $4,091, $0 and $0, respectively.
In May 2012, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Prosperity. The term of this charter is approximately one year commencing in May 2012, at a daily rate of $12,000 net per day plus profit sharing the first $1,500 in profits above the base rate and thereafter all profits will be split 50% to each party. For this charter, for the years ended December 31, 2012, 2011 and 2010, the total revenue of Navios Partners from Navios Holdings amounted to $2,364, $0 and $0, respectively.
In September 2012, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Libra. The term of this charter is approximately three years commencing in October 2012, at a daily rate of $12,000 net per day plus 50/50 profit sharing based on actual earnings. For this charter, for the years ended December 31, 2012, 2011 and 2010 the total revenue of Navios Partners from Navios Holdings amounted to $902, $0 and $0, respectively.

Others: Navios Partners has entered into an Omnibus Agreement with Navios Holdings pursuant to which Navios Holdings and its controlled affiliates (other than us, our general partner and our subsidiaries) generally agreed not to acquire or own Panamax or Capesize drybulk carriers under time charters of three or more years without the consent of our general partner. The Omnibus Agreement, however, contains significant exceptions that allow Navios Holdings or any of its controlled affiliates to compete with us under specified circumstances which could harm our business. In addition, concurrently with the successful consummation of the initial business combination by Navios Maritime Acquisition Corporation, or Navios Acquisition, on May 28, 2010, because of the overlap between Navios Acquisition, Navios Holdings and us, with respect to possible acquisitions under the terms of our Omnibus Agreement, we entered into a business opportunity right of first refusal agreement which provides the types of business opportunities in the marine transportation and logistics industries, we, Navios Holdings and Navios Acquisition must share with the each other.
On January 1, 2012, in accordance with the terms of the partnership agreement, all of the outstanding subordinated units converted into 7,621,843 shares of common units (conversion excluded the subordinated Series A units). On June 29, 2012, in accordance with the terms of the partnership agreement, the outstanding subordinated Series A units converted into 1,000,000 shares of common units. As of December 31, 2012, Navios Holdings held a total of 14,223,763 common units, representing a 23.2% common interest in Navios Partners.
On November 15, 2012, Navios Holdings and Navios Partners entered into an agreement by which Navios Holdings will provide supplemental credit default insurance with a maximum cash payment of $20,000. As of December 31, 2012, the Company has not put forth any claims to Navios Holdings in connection with this supplemental insurance.

Cash Distributions and Earnings per Unit	12 Months Ended
Dec. 31, 2012
CASH DISTRIBUTION AND EARNINGS PER UNIT [Abstract]
CASH DISTRIBUTIONS AND EARNINGS PER UNIT [Text Block]
NOTE 19 - CASH DISTRIBUTIONS AND EARNINGS PER UNIT
The partnership agreement of Navios Partners requires that all available cash is distributed quarterly, after deducting expenses, including estimated maintenance and replacement capital expenditures and reserves. Distributions may be restricted by, among other things, the provisions of existing and future indebtedness, applicable partnership and limited liability company laws and other laws and regulations. The amount of the minimum quarterly distribution is $0.35 per unit or $1.40 unit per year and are made in the following manner, during the subordination period:

•	First, 98% to the holders of common units and 2% to the General Partner until each common unit has received a minimum quarterly distribution of $0.35 plus any arrearages from previous quarters;

•	Second, 98% to the holders of subordinated units and 2% to the General Partner until each subordinated unit has received a minimum quarterly distribution of $0.35; and

•	Third, 98% to all unitholders, pro rata, and 2% to General Partner, until each unit has received an aggregate amount of $0.4025
Thereafter there is incentive distribution rights held by the General Partner, which are analyzed as follows:

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common and Subordinated (1) Unitholders (2)	General Partner
Minimum Quarterly Distribution	$0.35	98%	2%
First Target Distribution	up to $0.4025	98%	2%
Second Target Distribution	above $0.4025 up to $0.4375	85%	15%
Third Target Distribution	above $0.4375 up to $0.525	75%	25%
Thereafter	above $0.525	50%	50%

(1) As of January 1, 2012, all subordinated units, excluding subordinated Series A units, were converted into common units.
(2) As of June 29, 2012, all subordinated Series A units were converted into common units.

On January 24, 2012, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended December 31, 2011 of $0.44 per unit. The distribution was paid on February 14, 2012 to all holders of record of common and general partner units (not including holders of subordinated Series A units) on February 9, 2012. The aggregate amount of the declared distribution was $24,829.
On April 25, 2012, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended March 31, 2012 of $0.44 per unit. The distribution was paid on May 14, 2012 to all holders of record of common and general partner units (not including holders of subordinated Series A units) on May 10, 2012. The aggregate amount of the declared distribution was $26,923.
On July 23, 2012, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended June 30, 2012 of $0.4425 per unit. The distribution was paid on August 13, 2012 to all holders of record of common and general partner units on August 8, 2012. The aggregate amount of the declared distribution was $27,563.
On October 18, 2012, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended September 30, 2012 of $0.4425 per unit. The distribution was paid on November 13, 2012 to all holders of record of common and general partner units on November 8, 2012. The aggregate amount of the declared distribution was $27,563.

Navios Partners calculates earnings per unit by allocating reported net income for each period to each class of units based on the distribution waterfall for available cash specified in Navios Partners' partnership agreement. Basic earnings net income per unit is determined by dividing net income by the weighted average number of units outstanding during the period. Diluted earnings per unit is calculated in the same manner as net income per unit, except that the weighted average number of outstanding units increased to include the dilutive effect of outstanding unit options or phantom units. There were no options or phantom units outstanding during the years ended December 31, 2012, 2011 and 2010.
The General Partner's interest in net income is calculated as if all net income for the year was distributed according to the terms of Navios Partners partnership agreement, regardless of whether those earnings would or could be distributed. Navios Partners partnership agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of each quarter less the amount of cash reserves established by Navios Partners' board of directors to provide for the proper conduct of Navios Partners' business including reserves for maintenance and replacement capital expenditure and anticipated credit needs.
The calculations of the basic and diluted earnings per unit are presented below.

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net income	$95,898	$65,335	$60,511
Earnings attributable to:
Common unit holders	93,566	60,506	50,823
Subordinated unit holders	—	3,522	8,465
General partner unit holders	2,332	1,307	1,223
Subordinated Series A unit holders	—	—	—
Weighted average units outstanding (basic and diluted)
Common unit holders	58,008,617	45,409,807	33,714,905
Subordinated unit holders	—	7,621,843	7,621,843
General partner unit holders	1,193,889	1,102,689	864,017
Subordinated Series A unit holders	—	1,000,000	1,000,000
Earnings per unit (basic and diluted):
Common unit holders	$1.61	$1.33	$1.51
Subordinated unit holders	$—	$0.46	$1.11
General partner unit holders	$1.95	$1.19	$1.42
Earnings per unit — distributed (basic and diluted):
Common unit holders	$1.79	$1.76	$1.76
Subordinated unit holders	$—	$1.75	$1.69
General partner unit holders	$3.13	$2.90	$2.35
Loss per unit — undistributed (basic and diluted):
Common unit holders	$(0.18)	$(0.43)	$(0.25)
Subordinated unit holders	$—	$(1.29)	$(0.58)
General partner unit holders	$(1.18)	$(1.71)	$(0.93)

Other Income	12 Months Ended
Dec. 31, 2012
Other Income [Abstract]
Other Income [Text Block]
NOTE 20 - OTHER INCOME

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Income from credit default insurance	$22,453	$—	$—
Other Income	145	272	85

Total	$22,598	$272	$85

On November 15, 2012, the Company agreed to restructure its credit default insurance. In connection with this restructuring, Navios Partners recognized in other income an amount of $22,453 net of related expenses received from its credit default insurer. The amount was considered “other income” since the Company has no future requirement to repay any of the lump sum cash payment back to the insurance company. As of December 31, 2012, the other income also included an amount of $145 related to other income.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS [Text Block]
NOTE 21 - SUBSEQUENT EVENTS
On January 21, 2013, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended December 31, 2012 of $0.4425 per unit. The distribution was paid on February 14, 2013 to all holders of record of common and general partner units on February 8, 2013. The aggregate amount of the declared distribution was $27,563.
On February 6, 2013, Navios Partners completed its public offering of 4,500,000 common units at $14.15 per unit and raised gross proceeds of approximately $63,675 to fund its fleet expansion. The net proceeds of this offering, including the underwriting discount and excluding offering costs of $320 were approximately $60,840. Pursuant to this offering, Navios Partners issued 91,837 general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $1,299. On the same date, Navios Partners completed the exercise of the option previously granted to the underwriters in connection with the offering and issued 675,000 additional common units at the public offering price less the underwriting discount. As a result of the exercise of the option, Navios Partners raised additional gross proceeds of $9,551 and net proceeds, including the underwriting discount, of approximately $9,126 and issued 13,776 additional general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $195.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation: The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).

Principles of consolidation
(b)
Principles of consolidation: The accompanying consolidated financial statements include Navios Partners' wholly owned subsidiaries incorporated under the laws of Marshall Islands, Malta, and Liberia from their dates of incorporation or, for chartered-in vessels, from the dates charter-in agreements were in effect. All significant inter-company balances and transactions have been eliminated in Navios Partners' consolidated financial statements.

      Navios Partners also consolidates entities that are determined to be variable interest entities as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.
Subsidiaries: Subsidiaries are those entities in which Navios Partners has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies of each subsidiary.

The accompanying consolidated financial statements include the following entities and chartered-in vessels:

		Country of incorporation	Statement of income
Company name	Vessel name		2012	2011	2010
Libra Shipping Enterprises Corporation	Navios Libra II	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Felicity Shipping Corporation	Navios Felicity	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Gemini Shipping Corporation	Navios Gemini S	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Galaxy Shipping Corporation	Navios Galaxy I	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Palermo Shipping S.A.	Navios Apollon	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Fantastiks Shipping Corporation	Navios Fantastiks	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Sagittarius Shipping Corporation	Navios Sagittarius	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/08 - 12/31
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01 - 12/31	1/01 - 12/31	3/18 - 12/31
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/01 - 12/31	1/01 - 12/31	5/21 - 12/31
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01 - 12/31	1/01 - 12/31	11/15 - 12/31
Customized Development S.A.	Navios Fulvia	Liberia	1/01 - 12/31	1/01 - 12/31	11/15 - 12/31
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01 - 12/31	5/19 - 12/31	—
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/01 - 12/31	5/19 - 12/31	—
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	6/15 - 12/31	—	—
Golem Navigation Limited	Navios Soleil	Marshall Is.	5/09 - 12/31	—	—
Kymata Shipping Co.	Navios Helios	Marshall Is.	6/18 - 12/31	—	—
Chartered-in vessels
Prosperity Shipping Corporation	Navios Prosperity	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Aldebaran Shipping Corporation	Navios Aldebaran	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Other
JTC Shipping and Trading Ltd (*)	Holding Company	Malta	1/01 - 12/31	1/01 - 12/31	3/18 - 12/31
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Navios Maritime Operating LLC	N/A	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31

(*) Not a vessel-owning subsidiary and only holds right to a charter-in contract.

Use Of Estimates
(c)
Use of Estimates: The preparation of consolidated financial statements in conformity with the accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to future drydock dates, the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, provisions for legal disputes, and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

Cash And Cash Equivalents
(d)
Cash and Cash equivalents: Cash and cash equivalents consist of cash on hand, deposits held on call with banks, and other short-term liquid investments with original maturities of three months or less.

Restricted Cash
(e)
Restricted Cash: Restricted cash includes an amount of $28,700 held in retention and pledged accounts as required by Navios Partners' credit facilities and an amount of $829 to guarantee a claim related to an owned vessel. As of December 31, 2012 and 2011 the restricted cash held in retention accounts was $29,529 and $8,468, respectively.

Accounts Receivable, net
(f)
Accounts Receivable, net: The amount shown as accounts receivable, net at each balance sheet date includes receivables from charterers for hire, freight and demurrage billings, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. The allowance for doubtful accounts as of December 31, 2012 and 2011 was $458 and $49, respectively.

Insurance Claims
(g)
Insurance claims: Insurance claims consist of claims submitted and/or claims in the process of compilation or submission (claims pending against vessels' insurance underwriters). They are recorded on the accrual basis and represent the claimable expenses, net of applicable deductibles, incurred through December 31 of each reported period, which are expected to be recovered from insurance companies. Any remaining costs to complete the claims are included in accrued liabilities. The classification of insurance claims into current and non-current assets is based on management's expectations as to their collection dates. As provided in the management agreement, adjustments and negotiations of settlements of any claim damages which are recoverable under insurance policies are managed by the Manager. Navios Partners pays the deductible of any insurance claims relating to its vessels or for any claims that are within such deductible range.

Vessels, net
(h)
Vessels, net: Vessels are stated at historical cost, which consists of the contract price and any material expenses incurred upon acquisition (improvements and delivery expenses). Vessels acquired in an asset acquisition or in a business combination are recorded at fair value. Subsequent expenditures for major improvements and upgrading are capitalized, provided they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Expenditures for routine maintenance and repairs are expensed as incurred.

Depreciation is computed using the straight line method over the useful life of the vessels, after considering the estimated residual value. Management estimates the residual values of our dry bulk vessels based on a scrap value of $285 per lightweight ton, as we believe these levels are common in the shipping industry. Management estimates the useful life of our vessels to be 25 years from the vessel's original construction. However, when regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective.

Deferred Drydock and Special Survey costs
(i)
Deferred Drydock and Special Survey costs: Navios Partners' vessels are subject to regularly scheduled dry docking and special surveys which are carried out every 30 or 60 months to coincide with the renewal of the related certificates issued by the classification societies, unless a further extension is obtained in rare cases and under certain conditions. The costs of dry docking and special surveys are included in the daily management fee of $4.65 per owned Ultra-Handymax vessel, $4.55 per owned Panamax vessel and $5.65 per owned Capesize vessel through December 31, 2013. From January 2014 to December 2017, Navios Partners expects that it will reimburse the Manager for all of the actual operating costs and expenses it incurs in connection with the management of its fleet.

Impairment Of Long Lived Assets
(j)
Impairment of long lived assets: Vessels, other fixed assets and other long lived assets held and used by Navios Partners are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. In accordance with accounting for the “impairment or disposal of long-lived assets”, Navios Partners' management evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events or changes in circumstances have occurred that would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, certain indicators of potential impairment, are reviewed such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions.

      Undiscounted projected net operating cash flows are determined for each vessel and compared to the vessel carrying value of the vessel and related carrying value of the intangible with respect to the time charter agreement attached to that vessel. Within the shipping industry, vessels are customarily bought and sold with a charter attached. The value of the charter may be favorable or unfavorable when comparing the charter rate to then current market rates. The loss recognized either on impairment (or on disposition) will reflect the excess of carrying value over fair value (selling price) for the vessel asset group.
During the fourth quarter of fiscal 2012, management concluded that events occurred and circumstances had changed, which indicated that potential impairment of Navios Partners' long-lived assets may exist. These indicators included continued deterioration in the spot market, and the related, impact of the current drybulk sector has on management's expectation for future revenues. As a result, an impairment assessment of long-lived assets was performed.
Navios Partners determined undiscounted projected net operating cash flows for each vessel and compared it to the vessel's carrying value together with the carrying value of the related intangible. The significant factors and assumptions used in the undiscounted projected net operating cash flow analysis included: determining the projected net operating cash flows by considering the charter revenues from existing time charters for the fixed fleet days (Navios Partners' remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on a combination of the Navios Partners' remaining charter agreement rates and the 10-year average historical one year time charter rates adjusted for outliers) over the remaining economic life of each vessel, net of brokerage and address commissions and excluding days of scheduled off-hires, management fees fixed until December 2013 and thereafter assuming an annual increase of 3.0% and utilization rate of 98.6% based on the fleet's historical performance. The assessment concluded that step two of the impairment analysis was not required and no impairment of vessels and the intangible assets existed as of December 31, 2012, as the undiscounted projected net operating cash flows exceeded the carrying value.

In the event that impairment would occur, the fair value of the related asset would be determined and an impairment charge would be recorded to operations calculated by comparing the asset's carrying value to its fair value. Fair value is estimated primarily through the use of third-party valuations performed on an individual vessel basis.
Although management believes the underlying assumptions supporting this assessment are reasonable, if charter rate trends and the length of the current market downturn, vary significantly from our forecasts, management may be required to perform step two of the impairment analysis in the future that could expose Navios Partners to material impairment charges in the future.
No impairment loss was recognized for any of the periods presented.

Deferred Financing Costs
(k)
Deferred Financing Cost: Deferred financing costs include fees, commissions and legal expenses associated with obtaining loan facilities. These costs are amortized over the life of the related debt using the effective interest rate method, and are included in interest expense. Amortization expense and write offs of deferred financing cost for each of the years ended December 31, 2012, 2011 and 2010 were: $787, $530 and $415, respectively.

Intangible Assets and Liabilities
(l)
Intangible assets and liabilities: Navios Partners' intangible assets and liabilities consist of favorable lease terms and unfavorable lease terms. When intangible assets or liabilities associated with the acquisition of a vessel are identified, they are recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where charter rates are higher than market charter rates, an asset is recorded, being the difference between the acquired charter rate and the market charter rate for an equivalent vessel. Where charter rates are less than market charter rates, a liability is recorded, being the difference between the assumed charter rate and the market charter rate for an equivalent vessel. The determination of the fair value of acquired assets and assumed liabilities requires Navios Partners to make significant assumptions and estimates of many variables including market charter rates, expected future charter rates, the level of utilization of its vessels and its weighted average cost of capital. The use of different assumptions could result in a material change in the fair value of these items, which could have a material impact on Navios Partners' financial position and results of operations.

The amortizable value of favorable and unfavorable leases is amortized over the remaining life of the lease term and the amortization expense is included in the statement of income in the depreciation and amortization line item. The amortizable value of favorable leases would be considered impaired if their fair market values could not be recovered from the future undiscounted cash flows associated with the asset. Vessel purchase options that have not been exercised, which are included in favorable lease terms, are not amortized and would be considered impaired if the carrying value of an option, when added to the option price of the vessel, exceeded the fair value of the vessel. If the purchase option is exercised the portion of this asset will be capitalized as part of the cost of the vessel and will be depreciated over the remaining useful life of the vessel. Management, after considering various indicators performed on impairment test which included intangible assets as described in paragraph (j) above. As of December 31, 2012, there was no impairment of intangible assets.

Foreign Currency Translation
(m)
Foreign currency translation: Navios Partners' functional and reporting currency is the U.S. Dollar. Navios Partners engages in worldwide commerce with a variety of entities. Although, its operations may expose it to certain levels of foreign currency risk, its transactions are predominantly U.S. dollar denominated. Additionally, Navios Partners' wholly-owned vessel subsidiaries transacted a nominal amount of their operations in Euros; however, all of the subsidiaries' primary cash flows are U.S. dollar denominated. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the statement of operations. The foreign currency exchange (losses)/gains recognized in the accompanying consolidated statements of income, in other income or expense, for each of the years ended December 31, 2012, 2011 and 2010 were $(1), $(4) and $22, respectively.

Provisions
(n)
Provisions: Navios Partners, in the ordinary course of its business, is subject to various claims, suits and complaints. Management, in consultation with internal and external advisors, will provide for a contingent loss in the financial statements if the contingency had been incurred and the likelihood of loss is deemed to be probable at the date of the financial statements and the amount of the loss can be reasonably estimated. In accordance with the accounting for contingencies, if Navios Partners has determined that the reasonable estimate of the loss is a range and there is no best estimate within the range, Navios Partners will accrue the lower amount of the range. Navios Partners, through the management agreement, participates in Protection and Indemnity (P&I) insurance coverage plans provided by mutual insurance societies known as P&I clubs. Under the terms of these plans, participants may be required to pay additional premiums to fund operating deficits incurred by the clubs (“deferred calls”). Obligations for deferred calls are accrued annually based on information provided by the clubs regarding supplementary calls. Services such as the ones described above are provided by the Manager under the management agreement and included as part of the daily fee of $4.55 for each Panamax vessel, $5.65 for each Capesize vessel and $4.65 for each Ultra-Handymax vessel through December 31, 2013.

Segment Reporting
(o)
Segment Reporting: Navios Partners reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers. Navios Partners does not use discrete financial information to evaluate operating results for each type of charter. Management does not identify expenses, profitability or other financial information by charter type. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Partners has determined that it operates under one reportable segment.

Revenue and Expense Recognition
(p)	Revenue and Expense Recognition:
Revenue Recognition: Revenue is recorded when services are rendered, under a signed charter agreement or other evidence of an arrangement, the price is fixed or determinable, and collection is reasonably assured. Revenue is generated from time charter of vessels.
Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight line basis as the average minimum lease revenue over the rental periods of such charter agreements, as service is performed. A time charter involves placing a vessel at the charterers' disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel.
Revenues from profit-sharing are calculated at an agreed percentage of the excess of the charterer's average daily income over an agreed amount and accounted for on an accrual basis based on provisional amounts.
Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter rate. Since address commissions represent a discount (sales incentive) on services rendered by Navios Partners and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

Time Charter Expenses: Time charter expenses comprise time charter hire, brokerage commissions, fuel costs and other miscellaneous expenses. Time charter expenses are expensed over the period of the time charter.
Management fees: Pursuant to the Management Agreement dated November 16, 2007, which was revised in October 2009 and 2011, the Manager, a wholly owned subsidiary of Navios Holdings, provides commercial and technical management services to Navios Partners' vessels for a daily fee of: (a) $4.65 daily rate per Ultra-Handymax vessel; (b) $4.55 daily rate per Panamax vessel; and (c) $5.65 daily rate per Capesize vessel until December 31, 2013.
These daily fees cover all of the vessels' operating expenses, including the cost of drydock and special surveys and are classified as management fees in the consolidated statements of income.
General and administrative expenses: Pursuant to the Administrative Services agreement dated November 16, 2007, the Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Navios Partners extended the duration of its existing Administrative Services Agreement with the Manager pursuant to the same terms, until December 31, 2017.
Deferred Voyage Revenue: Deferred voyage revenue primarily relates to cash received from charterers prior to it being earned. These amounts are recognized as revenue over the voyage or charter period. In January 2009, Navios Partners and its counterparty to the Navios Hope charter party mutually agreed for a lump sum amount of approximately $30,443, of which Navios Partners received net of expenses in the amount of $29,589 in February 2009. Under a new charter agreement, the balance of the aggregate value of the original contract will be allocated to the period until its original expiration. The amount of $30,443 has been recognized as deferred revenue and amortized over the life of the vessel's contract.
Prepaid Voyage Costs: Prepaid voyage costs relate to cash paid in advance for expenses associated with voyages. These amounts are recognized as expense over the charter period.

Financial Instruments
(q)
Financial Instruments: Financial instruments carried on the balance sheet include cash and cash equivalents, restricted cash, accounts receivables and accounts payables, other receivables and other liabilities and long-term debt. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant policy description of each item, or included below as applicable.

Financial risk management: Navios Partners' activities expose it to a variety of financial risks including fluctuations in future freight rates, time charter hire rates, and fuel prices, credit and interest rates risk. Risk management is carried out under policies approved by executive management. Guidelines are established for overall risk management, as well as specific areas of operations.
Credit risk: Navios Partners closely monitors its exposure to customers and counter-parties for credit risk. Navios Partners has entered into the management agreement with the Manager, pursuant to which the Manager agreed to provide commercial and technical management services to Navios Partners. When negotiating on behalf of Navios Partners' various vessel employment contracts, the Manager has policies in place to ensure that it trades with customers and counterparties with an appropriate credit history.
Financial instruments that potentially subject Navios Partners to concentrations of credit risk are accounts receivable. Navios Partners does not believe its exposure to credit risk is likely to have a material adverse effect on its financial position, results of operations or cash flows.
For the year ended December 31, 2012, Navios Partners' customers representing 10% or more of total revenue were Cosco Bulk Carrier Co. Ltd., Mitsui O.S.K. Lines, Ltd. and Samsun Logix, which accounted for 22.8%, 16.0% and 13.0%, respectively. For the year ended December 31, 2011, Cosco Bulk Carrier Co. Ltd., Mitsui O.S.K. Lines, Ltd. and Samsun Logix accounted for 22.2%, 18.5% and 13.2%, respectively, of total revenue. For the year ended December 31, 2010, Mitsui O.S.K. Lines, Ltd., Cargill International S.A. and Cosco Bulk Carrier Co. Ltd. accounted for 27.7%, 11.8% and 11.2%, respectively, of total revenue. No other customers accounted for 10% or more of total revenue for any of the years presented.
Foreign exchange risk: Foreign currency transactions are translated into the measurement currency rates prevailing at the dates of transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of income.

Cash Distribution
(r)
Cash Distribution: As per the Partnership Agreement, within 45 days following the end of each quarter, an amount equal to 100% of Available Cash with respect to such quarter shall be distributed to the partners as of the record date selected by the Board of Directors.

Available Cash: Generally means, for each fiscal quarter, all cash on hand at the end of the quarter:

•	less the amount of cash reserves established by the board of directors to:

•	provide for the proper conduct of the business (including reserve for Maintenance and Replacement Capital Expenditures)

•	comply with applicable law, any of Navios Partners' debt instruments, or other agreements; or

•	provide funds for distributions to the unitholders and to the general partner for any one or more of the next four quarters;

•
plus all cash on hand on the date of determination of Available Cash for the quarter resulting from working capital borrowings made after the end of the quarter. Working capital borrowings are generally borrowings that are made under any revolving credit or similar agreement used solely for working capital purposes or to pay distributions to partners.

    Available Cash is a quantitative measure used in the publicly traded partnership investment community to assist in evaluating a partnership's ability to make quarterly cash distributions. Available Cash is not required by US GAAP and should not be considered as an alternative to net income or any other indicator of Navios Partners' performance required by US GAAP.

Maintenance and Replacement Capital Expenditures: Maintenance and Replacement capital expenditures are those capital expenditures required to maintain over the long term the operating capacity of or the revenue generated by Navios Partners' capital assets, and expansion capital expenditures are those capital expenditures that increase the operating capacity of or the revenue generated by the capital assets. To the extent, however, that capital expenditures associated with acquiring a new vessel increase the revenues or the operating capacity of our fleet, those capital expenditures would be classified as expansion capital expenditures. As at December 31, 2012 and 2011, Maintenance and Replacement capital expenditures reserve approved by the Board of Directors was $18,869 and $18,569, respectively.

Recent Accounting Pronouncements
(s)	Recent Accounting Pronouncements:
Fair Value Disclosures
In January 2010, the FASB issued amended standards requiring additional fair value disclosures. The amended standards require disclosures of transfers in and out of Levels 1 and 2 of the fair value hierarchy, as well as requiring gross basis disclosures for purchases, sales, issuances and settlements within the Level 3 reconciliation. Additionally, the update clarifies the requirement to determine the level of disaggregation for fair value measurement disclosures and to disclose valuation techniques and inputs used for both recurring and nonrecurring fair value measurements in either Level 2 or Level 3. Navios Partners adopted the new guidance in the first quarter of fiscal 2010, except for the disclosures related to purchases, sales, issuance and settlements, which was effective for Navios Partners beginning in the first quarter of fiscal 2012. The adoption of the new standards did not have a significant impact on Navios Partners' consolidated financial statements.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Navios Maritime Partners L.P. and Subsidiaries

		Country of incorporation	Statement of income
Company name	Vessel name		2012	2011	2010
Libra Shipping Enterprises Corporation	Navios Libra II	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Felicity Shipping Corporation	Navios Felicity	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Gemini Shipping Corporation	Navios Gemini S	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Galaxy Shipping Corporation	Navios Galaxy I	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Palermo Shipping S.A.	Navios Apollon	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Fantastiks Shipping Corporation	Navios Fantastiks	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Sagittarius Shipping Corporation	Navios Sagittarius	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/08 - 12/31
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01 - 12/31	1/01 - 12/31	3/18 - 12/31
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/01 - 12/31	1/01 - 12/31	5/21 - 12/31
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01 - 12/31	1/01 - 12/31	11/15 - 12/31
Customized Development S.A.	Navios Fulvia	Liberia	1/01 - 12/31	1/01 - 12/31	11/15 - 12/31
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01 - 12/31	5/19 - 12/31	—
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/01 - 12/31	5/19 - 12/31	—
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	6/15 - 12/31	—	—
Golem Navigation Limited	Navios Soleil	Marshall Is.	5/09 - 12/31	—	—
Kymata Shipping Co.	Navios Helios	Marshall Is.	6/18 - 12/31	—	—
Chartered-in vessels
Prosperity Shipping Corporation	Navios Prosperity	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Aldebaran Shipping Corporation	Navios Aldebaran	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Other
JTC Shipping and Trading Ltd (*)	Holding Company	Malta	1/01 - 12/31	1/01 - 12/31	3/18 - 12/31
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Navios Maritime Operating LLC	N/A	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31

(*) Not a vessel-owning subsidiary and only holds right to a charter-in contract.

Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Cash and cash equivalents [Abstract]
Schedule of cash and cash equivalents

	December 31, 2012	December 31, 2011
Cash on hand and at banks	$18,180	$20,704
Short term deposits and highly liquid funds	13,952	27,374

Total cash and cash equivalents	$32,132	$48,078

Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net [Abstract]
Schedule Of Accounts Receivable Net

	December 31, 2012	December 31, 2011
Accounts receivable	$8,236	$4,884
Less: Provision for doubtful receivables	(458)	(49)

Accounts receivable, net	$7,778	$4,835

Schedule Of Allowance For Doubtful Receivables

Allowance for doubtful receivables	Balance at beginning of period	Charges to costs and expenses	Amount utilized		Balance at end of period
Year ended December 31, 2012	$(49)	$(409)	$	—	$(458)
Year ended December 31, 2011	$(49)	$—	$	—	$(49)
Year ended December 31, 2010	$(49)	$—	$	—	$(49)

Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets

	December 31, 2012	December 31, 2011
Prepaid voyage costs	$252	$258
Insurance claims	—	1,700
Other	342	219

Total prepaid expenses and other current assets	$594	$2,177

Vessels and Other Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2012
Vessels and Other Fixed Assets [Abstract]
Schedule Of Vessels and Other Fixed Assets

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$678,725	$(66,367)	$612,358
Additions	86,180	(31,325)	54,855

Balance December 31, 2011	$764,905	$(97,692)	$667,213

Additions	88,505	(34,327)	54,178

Balance December 31, 2012	$853,410	$(132,019)	$721,391

Intangible Assets and Unfavorable Leases Terms (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets And Unfavorable Lease Terms [Abstract]
Schedule of Intangible Assets and Unfavorable Lease Terms

	Cost	Accumulated Amortization	Net Book Value
Total favorable lease terms charter-out December 31, 2010	$191,874	$(21,783)	$170,091

Additions	43,780	(33,311)	10,469

Write-off of intangible asset	(8,319)	4,340	(3,979)

Total favorable lease terms charter-out December 31, 2011	$227,335	$(50,754)	$176,581
Additions	21,193	(37,295)	(16,102)

Total favorable lease terms charter-out December 31, 2012	$248,528	$(88,049)	$160,479

Schedule of Amortization (Expense) / Income Of Favorable and Unfavorable Leases

	Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010
Unfavorable lease terms	$—	$665	$1,997
Favorable lease terms charter-out	(37,295)	(33,311)	(19,685)
Favorable lease terms charter-in	—	—	(2)

Total	$(37,295)	$(32,646)	$(17,690)

Schedule of aggregate amortizations of the intangibles

Year	Amount
2013	$38,451
2014	27,608
2015	22,335
2016	17,526
2017	17,526
2018 and thereafter	37,033

$160,479

Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payables [Abstract]
Schedule of Accounts Payable

	December 31, 2012	December 31, 2011
Creditors	$496	$392
Brokers	1,342	1,353
Insurances	138	165
Professional and legal fees	114	112

Total accounts payable	$2,090	$2,022

Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses [Abstract]
Schedule of Accrued Expenses [Table Text Block]

	December 31, 2012	December 31, 2011
Accrued voyage expenses	$2,410	$1,279
Accrued loan interest	780	1,397
Accrued legal and professional fees	409	310

Total accrued expenses	$3,599	$2,986

Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Schedule of long-term debt [Table Text Block]

	December 31, 2012	December 31, 2011
Credit facility	$299,709	$326,050
Less current portion	(23,727)	(36,700)

Total long term borrowings	$275,982	$289,350

Schedule of Maturities of Long Term Debt

Year	Amount
2013	$23,727
2014	34,469
2015	31,567
2016	36,429
2017	148,942
2018 and thereafter	24,575

$299,709

Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Of Financial Instruments [Abstract]
Schedule of Fair Value By Balance Sheet Grouping [Text Block]

	December 31, 2012		December 31, 2011
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$32,132	$32,132	$48,078	$48,078
Restricted cash	$29,529	$29,529	$8,468	$8,468
Accounts receivable, net	$7,778	$7,778	$4,835	$4,835
Accounts payable	$(2,090)	$(2,090)	$(2,022)	$(2,022)
Amounts due to related parties	$(21,748)	$(21,748)	$(4,077)	$(4,077)
Long-term debt	$(299,709)	$(299,709)	$(326,050)	$(326,050)

Schedule of Fair Value Measurements [Table Text Block]

	Fair Value Measurements at December 31, 2012 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$32,132	$32,132	$—	$—
Restricted cash	$29,529	$29,529	$—	$—
Long-term debt(1)	$(299,709)	$—	$(299,709)	$—

(1)      The fair value of the Company's debt is estimated based currently available debt with similar contract terms, interest rate and remaining maturities   as well as taking into account our creditworthiness.

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [ABSTRACT]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Text Block]

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Europe	$29,658	$24,436	$26,067
Asia	151,608	147,642	99,442
North America	15,968	7,218	9,716
Australia	8,201	7,657	8,006

Total	$205,435	$186,953	$143,231

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Schedule of Future Minimum Commitments [Table Text Block]

Amount
2013	$9,864
2014	6,594
2015	1,005
2016	—

$17,463

Leases (Schedule of Future Minimum Contractual Lease Income) (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule of Future Minimum Contractual Lease Income [Table Text Block]

Amount
2013	173,948
2014	113,805
2015	97,123
2016	80,412
2017	80,192
2018 and thereafter	173,634

$719,114

Cash Distribution And Earnings Per Unit (Tables)	12 Months Ended
Dec. 31, 2012
CASH DISTRIBUTION AND EARNINGS PER UNIT [Abstract]
Schedule Of Incentive Distribution Rights Held By General Partner [Table Text Block]

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common and Subordinated (1) Unitholders (2)	General Partner
Minimum Quarterly Distribution	$0.35	98%	2
First Target Distribution	up to $0.4025	98%	2
Second Target Distribution	above $0.4025 up to $0.4375	85%	15
Third Target Distribution	above $0.4375 up to $0.525	75%	25
Thereafter	above $0.525	50%	50

(1) As of January 1, 2012, all subordinated units, excluding subordinated Series A units, were converted into common units.
(2) As of June 29, 2012, all subordinated Series A units were converted into common units.

Schedule Of Earnings Per Share Reconciliation [Table Text Block]

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net income	$95,898	$65,335	$60,511
Earnings attributable to:
Common unit holders	93,566	60,506	50,823
Subordinated unit holders	—	3,522	8,465
General partner unit holders	2,332	1,307	1,223
Subordinated Series A unit holders	—	—	—
Weighted average units outstanding (basic and diluted)
Common unit holders	58,008,617	45,409,807	33,714,905
Subordinated unit holders	—	7,621,843	7,621,843
General partner unit holders	1,193,889	1,102,689	864,017
Subordinated Series A unit holders	—	1,000,000	1,000,000
Earnings per unit (basic and diluted):
Common unit holders	$1.61	$1.33	$1.51
Subordinated unit holders	$—	$0.46	$1.11
General partner unit holders	$1.95	$1.19	$1.42
Earnings per unit — distributed (basic and diluted):
Common unit holders	$1.79	$1.76	$1.76
Subordinated unit holders	$—	$1.75	$1.69
General partner unit holders	$3.13	$2.90	$2.35
Loss per unit — undistributed (basic and diluted):
Common unit holders	$(0.18)	$(0.43)	$(0.25)
Subordinated unit holders	$—	$(1.29)	$(0.58)
General partner unit holders	$(1.18)	$(1.71)	$(0.93)

Other Income (Tables)	12 Months Ended
Dec. 31, 2012
Other Income [Abstract]
Schedule of Other Income [Table Text Block]

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Income from credit default insurance	$22,453	$—	$—
Other Income	145	272	85

Total	$22,598	$272	$85

Description of Business (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Description of Business [Abstract]
Navios Maritime Partners L.P date formed, Date	Aug 7, 2007
Years of operating history in the drybulk industry	55
Percentage of general partner's ownership interest	2.00%
Navios Partners' Initial Public Offering, Date	Nov 16, 2007
Conversion of Subordinated Units to Common Units, Date	Jan 1, 2012
Conversion of Subordinated Units to Common Units, Units	7,621,843
Conversion of Subordinated Series A Units to Common Units, Date	Jun 29, 2012
Conversion of Subordinated Series A Units to Common Units, Units	1,000,000
Common Units Outstanding	60,109,163	46,887,320
Subordinated Units Outstanding	0	7,621,843
General Partner Units Outstanding	1,226,721	1,132,843
Percentage of ownership interest in Navios Partners, includes 2% Gp Interest	25.20%

Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 14, 2009	Jan. 10, 2009	Nov. 16, 2007
Restricted Cash
Restricted cash held in retention and pledged accounts	$ 28,700,000	$ 7,642,000
Quarantee for a claim related to an owned vessel	829,000	826,000
Restricted cash	29,529,000	8,468,000
Accounts Receivable, Net
Provision for doubtful receivables	(458,000)	(49,000)
Vessels, net
Scrap value per lightweight ton	285,000
Management estimation for the useful life of the vessels	25 years
Deferred Drydock and Special Survey Costs
Daily Management Fee per Ultra Handymax Vessel	4.65
Daily Management Fee per Panamax Vessel	4.55
Daily Management Fee per Capesize Vessel	5.65
Impairment of long lived assets
Annual increase of management fees from 2014	3.00%
Utilization Rate Based on the Fleet Historical Performance	98.60%
Deferred Financing Cost
Amortization and write off of deferred financing cost	787,000	530,000	415,000
Foreign Currency Translation [Abstract]
Foreign currency exchange losses gains	(1,000)	(4,000)	22,000
Provisions
Daily Management Fee per Ultra Handymax Vessel	4.65
Daily Management Fee per Panamax Vessel	4.55
Daily Management Fee per Capesize Vessel	5.65
Management fees
Daily Management Fee per Ultra Handymax Vessel	4.65
Daily Management Fee per Panamax Vessel	4.55
Daily Management Fee per Capesize Vessel	5.65
Management Agreement Date						Nov 16, 2007
Deferred Voyage Revenue
Lump sum amount related to the Navios Hope					30,443,000
Lump sum amount related to the Navios Hope, Net Of Expenses				29,589,000
Recognized Deferred Revenue for the Navios Hope as of August 2013					30,443,000
Credit Risk
Concentration Risk Percentage, Cosco Bulk Carrier Co. Ltd.	22.80%	22.20%	11.20%
Concentration Risk Percentage, Mitsui O.S.K. Lines Ltd	16.00%	18.50%	27.70%
Concentration Risk Percentage, Samsun Logix	13.00%	13.20%	0.00%
Concentration Risk Percentage, Cargill International S.A.	0.00%	0.00%	11.80%
Maintenance and Replacement Capital Expenditures
Maintenance and Replacement capital expenditures reserve approved by the BoD	$ 18,869,000	$ 18,569,000

Summary of Significant Accounting Policies (Schedule Of Entities) (Details)	12 Months Ended
Dec. 31, 2012
Libra Shipping Enterprises Corporation
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Libra II
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	1/1 - 12/31
Alegria Shipping Corporation
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Alegria
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	1/1 - 12/31
Felicity Shipping Corporation
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Felicity
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	1/1 - 12/31
Gemini Shipping Corporation
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Gemini S
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	1/1 - 12/31
Galaxy Shipping Corporation
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Galaxy I
Country of Incorporation	Marshall Is
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	1/1 - 12/31
Aurora Shipping Enterprises Ltd.
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Hope
Country of Incorporation	Marshall Is
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	1/1 - 12/31
Palermo Shipping S.A.
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Apollon
Country of Incorporation	Marshall Is
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	1/1 - 12/31
Fantastiks Shipping Corporation
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Fantastiks
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	1/1 - 12/31
Sagittarius Shipping Corporation
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Sagittarius
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	1/1 - 12/31
Hyperion Enterprises Inc.
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Hyperion
Country of Incorporation	Marshall Is
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	1/8 12/31
Chilali Corp.
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Aurora II
Country of Incorporation	Marshall Is
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	3/18 12/31
Surf Maritime Co.
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Pollux
Country of Incorporation	Marshall Is
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	5/21 12/31
Pandora Marine Inc.
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Melodia
Country of Incorporation	Marshall Is
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	11/15 12/31
Customized Development S.A.
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Fulvia
Country of Incorporation	Liberia
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	11/15 12/31
Kohylia Shipmanagement S.A.
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Luz
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	5/19 - 12/31
Statement of Income, Year Minus 2	-
Orbiter Shipping Corp.
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Orbiter
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	5/19 - 12/31
Statement of Income, Year Minus 2	-
Floral Marine Ltd.
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Buena Ventura
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	6/15 - 12/31
Statement of Income, Previous Year	-
Statement of Income, Year Minus 2	-
Golem Navigation Limited
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Soleil
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	5/09 - 12/31
Statement of Income, Previous Year	-
Statement of Income, Year Minus 2	-
Kymata Shipping Co.
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Helios
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	6/18 - 12/31
Statement of Income, Previous Year	-
Statement of Income, Year Minus 2	-
Prosperity Shipping Corporation
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Prosperity
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	1/1 - 12/31
Aldebaran Shipping Corporation
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Navios Aldebaran
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	1/1 - 12/31
Jtc Shipping and Trading Ltd.
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	Holding Company
Country of Incorporation	Malta
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	3/18 - 12/31
Statement of Income, Year Minus 2	-
Navios Maritime Partners L.P.
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	N/A
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	1/1 - 12/31
Navios Maritime Operating LLC
Vessel Name Country of Incorporation and Statement of Income [Line Items]
Vessel Name	N/A
Country of Incorporation	Marshall Is.
Statement of Income [Abstract]
Statement of Income, Current Year	1/1 - 12/31
Statement of Income, Previous Year	1/1 - 12/31
Statement of Income, Year Minus 2	1/1 - 12/31

Cash and Cash Equivalents (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents [Abstract]
Time Deposits	$ 13,129	$ 25,281
Money Market Funds	823	2,093
Restricted cash held in retention and pledged accounts	28,700	7,642
Quarantee for a claim related to an owned vessel	829	826
Restricted cash	$ 29,529	$ 8,468

Cash And Cash Equivalents (Schedule Of Cash And Cash Equivalents) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents [Abstract]
Cash on hand and at banks	$ 18,180	$ 20,704
Short Term Deposits and Highly Liquid Funds	13,952	27,374
Total cash and cash equivalents	$ 32,132	$ 48,078	$ 51,278	$ 77,878

Accounts Receivable Net (Schedule Of Accounts Receivable Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable, Net [Abstract]
Accounts Receivable	$ 8,236	$ 4,884
Provision for doubtful receivables	(458)	(49)
Accounts receivable, net	$ 7,778	$ 4,835

Accounts Receivable Net (Schedule Of Allowance For Doubtful Receivable) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable, Net [Abstract]
Balance at beginning of period	$ (49)	$ (49)	$ (49)
Charges to costs and expenses	(409)	0	0
Amount utilized	0	0	0
Balance at end of period	$ (458)	$ (49)	$ (49)

Prepaid Expenses and Other Current Assets (Schedule of Prepaid Expenses and Other Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid voyage costs	$ 252	$ 258
Insurance claims	0	1,700
Other	342	219
Total prepaid expenses and other current assets	$ 594	$ 2,177

Vessels And Other Fixed Assets (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Navios Helios
Acquisition of the Navios Helios, Date	Jul 27, 2012
Navios Helios built, Date	Nov 29, 2005
Navios Helios dwt	77,075
Acquisition Cost of the Navios Helios	$ 21,128
Navios Soleil
Acquisition of the Navios Soleil, Date	Jul 24, 2012
Navios Soleil built, Date	Sep 29, 2009
Navios Soleil dwt	57,337
Acquisition Cost of the Navios Soleil	21,070
Navios Buena Ventura
Acquisition of the Navios Buena Ventura Date	Jun 15, 2012
Purchase Price of the Navios Buena Ventura	67,500
Favorable Lease Terms Recognized Through the Acquisition of the Navios Buena Ventura	21,193
Amount Allocated to the Navios Buena Ventura	46,307
Navios Luz and Navios Orbiter
Acquisition of the Navios Luz and the Navios Orbiter, Date		May 19, 2011
Purchase Price of the Navios Luz		78,000
Purchase Price of the Navios Orbiter		52,000
Common Units Issued for the Purchase of the Navios Luz and the Navios Orbiter		507,916
Valuation of Common Units Issued for Purchase of the Navios Luz and the Navios Orbiter		9,960
Cash for Purchase of the Navios Luz and the Navios Orbiter		120,000
NYSE Volume Weighted Average Trading Price of Common Units Issued for the Navios Luz and the Navios Orbiter		$ 19.6883
Closing Price used for Valuation of the Navios Luz and the Navios Orbiter		$ 19.61
Favorable Lease Terms Recognized Through the Acquisition of the Navios Orbiter		20,901
Favorable Lease Terms Recognized Through the Acquisition of the Navios Luz		22,879
Navios Luz amount classified under vessels, net		55,097
Navios Orbiter amount classified under vessels, net		$ 31,083

Vessels And Other Fixed Assets (Schedule of Vessels) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Vessels and Other Fixed Assets [Abstract]
Cost, Beginning Balance	$ 764,905	$ 678,725
Cost, Additions	88,505	86,180
Cost, Ending Balance	853,410	764,905
Accumulated Depreciation, Beginning Balance	(97,692)	(66,367)
Depreciation for the period	(34,327)	(31,325)
Accumulated Depreciation, Ending Balance	(132,019)	(97,692)
Net Book Value, Beginning Balance	667,213	612,358
Net Book Value, Additions	54,178	54,855
Net Book Value, Ending Balance	$ 721,391	$ 667,213

Intangible Assets and Unfavorable Lease Terms (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Navios Buena Ventura
Acquisition of the Navios Buena Ventura Date	Jun 15, 2012
Purchase Price of the Navios Buena Ventura	$ 67,500
Favorable Lease Terms Recognized Through the Acquisition of the Navios Buena Ventura	21,193
Amount Allocated to the Navios Buena Ventura	46,307
Navios Luz and Navios Orbiter
Acquisition of the Navios Luz and the Navios Orbiter Date		May 19, 2011
Favorable Lease Terms Recognized Through the Acquisition of the Navios Luz		22,879
Favorable Lease Terms Recognized Through the Acquisition of the Navios Orbiter		20,901
Others
Write off of Intangible Asset	$ 0	$ 3,979	$ 0
Weighted average useful life of favorable lease terms charter-out	7.7

Intangible Assets and Unfavorable Lease Terms (Schedule 1) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Favorable Leases Terms Charter Out [Member]
Intangible Assets And Unfavorable Lease Terms [Line Items]
Cost	$ 248,528	$ 227,335	$ 191,874
Accumulated Amortization	(88,049)	(50,754)	(21,783)
Net Book Value	160,479	176,581	170,091
Additions [Member]
Intangible Assets And Unfavorable Lease Terms [Line Items]
Cost	21,193	43,780
Accumulated Amortization	(37,295)	(33,311)
Net Book Value	(16,102)	10,469
Write off of Intangible asset [Member]
Intangible Assets And Unfavorable Lease Terms [Line Items]
Cost		(8,319)
Accumulated Amortization		4,340
Net Book Value		$ (3,979)

Intangible Assets and Unfavorable Lease Terms (Schedule 2) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets And Unfavorable Lease Terms [Abstract]
Unfavorable leases terms	$ 0	$ 665	$ 1,997
Favorable leases terms charter out	(37,295)	(33,311)	(19,685)
Favorable leases terms charter in			(2)
Total	$ (37,295)	$ (32,646)	$ (17,690)

Intangible Assets and Unfavorable Lease Terms (Schedule 3) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Intangible Assets And Unfavorable Lease Terms [Abstract]
2013	$ 38,451
2014	27,608
2015	22,335
2016	17,526
2017	17,526
2018 and thereafter	37,033
Total	$ 160,476

Accounts Payable (Schedule of Accounts Payable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payables [Abstract]
Creditors	$ 496	$ 392
Brokers	1,342	1,353
Insurances	138	165
Professional and legal fees	114	112
Total	$ 2,090	$ 2,022

Accrued Expenses (Schedule of Accrued Expenses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses [Abstract]
Accrued voyage expenses	$ 2,410	$ 1,279
Accrued loan interest	780	1,397
Accrued legal and professional fees	409	310
Total	$ 3,599	$ 2,986

Deferred Voyage Revenue (Narrative) (Detais) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Feb. 14, 2009	Jan. 10, 2009
Deferred Revenue [Abstract]
Lump sum amount related to the Navios Hope				$ 30,443
Lump Sum Amount Related to the Navios Hope Net Of Expenses			29,589
Recognized Deferred Revenue for the Navios Hope as of August 2013				30,443
Deferred Voyage Revenue	9,112	15,150
Unamortized Amount of the Lump Sum Amount Related to the Navios Hope	4,230	10,991
Current portion of lump sum amount related to the Navios Hope	4,230
Long-term portion of lump sum amount related to the Navios Hope		$ 0

Borrowings (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
August 2012 Credit Facility [Abstract]
August 2012 Credit Facility	$ 44,000
August 2012 Credit Facility Expiration, Date	Feb 9, 2018
Number of August 2012 Credit Facility Quarterly Installments	22
Amount of August 2012 Credit Facility 22 Quarterly Installments	925
August 2012 Credit Facility Final balloon Installment	23,650
August 2012 Credit Facility Interest Rate bps	LIBOR plus 350 bps
Borrowings [Abstract]
Credit facility	299,709	326,050
July 2012 Credit Facility [Abstract]
July 2012 Credit Facility	290,450
July 2012 Credit Facility Expiration, Date	Nov 30, 2017
July 2012 Credit Facility Prepayment, Date	Dec 14, 2012
July 2012 Credit Facility Prepayment	24,600
July 2012 Credit Facility Outstanding Balance	256,634
Number of July 2012 Credit Facility Quarterly Installments	20
Amount of July 2012 Credit Facility Five Quarterly Installments	5,006
Amount of July 2012 Credit Facility 13 Quarterly Installments	6,967
Amount of July 2012 Credit Facility Two Quarterly Installments	11,829
July 2012 Credit Facility Final Balloon Installment	$ 117,375
July 2012 Credit Facility Interest Rate bps	from 180 to 205 bps plus LIBOR or the actual cost of funds

Borrowings (Schedule of long-term debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Borrowings [Abstract]
Credit facility	$ 299,709	$ 326,050
Current portion of long-term debt	(23,727)	(36,700)
Long term debt	$ 275,982	$ 289,350

Borrowings (Schedule of Maturities of Long Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long Term Debt By Maturity [Abstract]
2013	$ 23,727
2014	34,469
2015	31,567
2016	36,429
2017	148,942
2018 and thereafter	24,575
Total	$ (299,709)	$ (326,050)

Fair Value of Financial Instruments (Schedule of Fair Value of Financial Instruments (1)) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Of Financial Instruments [Abstract]
Cash and cash equivalents	$ 32,132	$ 48,078	$ 51,278	$ 77,878
Cash And Cash Equivalents, Fair Value Disclosure	32,132	48,078
Restricted cash	29,529	8,468
Restricted cash, Fair Value Disclosure	29,529	8,468
Accounts receivable, net	7,778	4,835
Accounts Receivable, Fair Value Disclosure	7,778	4,835
Accounts payable	(2,090)	(2,022)
Accounts Payable, Fair Value Disclosure	(2,090)	(2,022)
Amount due to related parties	(21,748)	(4,077)
Amounts due to related parties, Fair Value Disclosure	(21,748)	(4,077)
Long term Debt	(299,709)	(326,050)
Long-term Debt, Fair Value Disclosure	$ (299,709)	$ (326,050)

Fair Value of Financial Instruments (Schedule of Fair Value of Financial Instruments (2)) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements [Line Items]
Cash And Cash Equivalents, Fair Value Disclosure	$ 32,132	$ 48,078
Restricted cash, Fair Value Disclosure	29,529	8,468
Long-term Debt, Fair Value Disclosure	(299,709)	(326,050)
Fair Value Inputs Level 1 [Member]
Fair Value Measurements [Line Items]
Cash And Cash Equivalents, Fair Value Disclosure	32,132	48,078
Restricted cash, Fair Value Disclosure	29,529	8,468
Long-term Debt, Fair Value Disclosure	0	0
Fair Value Inputs Level 2 [Member]
Fair Value Measurements [Line Items]
Cash And Cash Equivalents, Fair Value Disclosure	0	0
Restricted cash, Fair Value Disclosure	0	0
Long-term Debt, Fair Value Disclosure	(299,709)	(326,050)
Fair Value Inputs Level 3 [Member]
Fair Value Measurements [Line Items]
Cash And Cash Equivalents, Fair Value Disclosure	0	0
Restricted cash, Fair Value Disclosure	0	0
Long-term Debt, Fair Value Disclosure	$ 0	$ 0

Issuance of Units (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Feb. 06, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquisition of the Navios Luz and the Navios Orbiter [Abstract]
Acquisition of the Navios Luz and the Navios Orbiter, Date			May 19, 2011
Purchase Price of the Navios Luz			$ 78,000
Purchase Price of the Navios Orbiter			52,000
Common Units Issued for the Purchase of the Navios Luz and the Navios Orbiter			507,916
Cash for Purchase of the Navios Luz and the Navios Orbiter			120,000
Nyse Volume Weighted Average Trading Price of Common Units Issued for the Navios Luz and the Navios Orbiter			$ 19.6883
Closing Price used for Valuation of the Navios Luz and the Navios Orbiter			$ 19.61
General Partner Units issued for the Purchase of the Navios Luz and the Navios Orbiter			10,366
Net proceeds from Issuance of General Partner Units, Navios Luz and Navios Orbiter			204
Public Offerings [Abstract]
Number of Public Offering Common Units		4,600,000	4,000,000
Price of Public Offering, per Unit	$ 14.15	$ 15.68	$ 19.68
Gross Proceeds from Issuance of Common Units	63,675	72,128	78,720
Offering Costs	320		161
Net Proceeds From Issuance Of Common Units	60,840	68,729	75,178
Net Proceeds From Issuance Of General Partner Units	1,299	1,472	1,607
Number of Public Offering, General Partner Units		93,878	81,633
Additional Common Units, Exercise of Overallotment Option	675,000		600,000
Gross Proceeds From Issuance of Additional Common Units, Exercise of Overallotment Option	9,551		11,808
Net Proceeds from Issuance of Additional Common Units, Exercise of Overallotment Option	9,126		11,277
Additional General Partner Units, Exersise of Overallotment Option	13,776		12,245
Net Proceeds from Issuance of General Partner Units, Exercise of Overallotment Option	$ 195		$ 241
Completion of Public Offering, Date	Feb 6, 2013	May 8, 2012	Apr 13, 2011

Segment Information (Schedule of Revenue by Geographic Region) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SEGMENT INFORMATION [ABSTRACT]
Europe	$ 29,658	$ 24,436	$ 26,067
Asia	151,608	147,642	99,442
North America	15,608	7,218	9,716
Australia	8,201	7,657	8,006
Total	$ 205,435	$ 186,953	$ 143,231

Commitments And Contingencies (Schedule Of Future Minimum Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Contractual Obligation Fiscal Year Maturity [Abstract]
2013	$ 9,864
2014	6,594
2015	1,005
2016	0
Total	$ 17,463

Leases (Schedule of Future Minimum Contractual Lease Income) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases [Abstract]
2013	$ 173,948
2014	113,805
2015	97,123
2016	80,412
2017	80,192
2018 and thereafter	173,634
Total	$ 719,114

Transactions with Related Parties And Affiliates (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 30, 2011	Oct. 01, 2009	Nov. 16, 2007
Balance Due to Related Parties [Member]
Amount due to related parties	$ 21,748,000	$ 4,077,000
Management Fees Outstanding	17,133,000	4,736,000
Administrative Service Expenses and Other Expenses due to Related Parties	4,615,000	900,000
Amount Due From the Manager	0	1,559,000
General And Administrative Expenses [Member]
Administrative Services Agreement, Date						Nov 16, 2007
General and Administrative Expenses due to Related Parties	3,883,000	3,447,000	2,725,000
Management Fees [Member]
Management Agreement, Date						Nov 16, 2007
First Time Management Agreement Revised, Date					Oct 1, 2009
Second Time Management Agreement Revised, Date				Oct 1, 2011
Daily Management Fee per Ultra-Handymax Vessel	4.65
Daily Management Fee per Panamax Vessel	4.55
Daily Management Fee per Capesize Vessel	5.65
Management fees	31,689,000	26,343,000	19,746,000
Navios Buena Ventura [Abstract]
Acquisition of the Navios Buena Ventura, Date	Jun 15, 2012
Purchase Price of the Navios Buena Ventura	67,500,000
Favorable Lease Terms Recognized Through the Acquisition of the Navios Buena Ventura	21,193,000
Navios Luz and Navios Orbiter [Abstract]
Acquisition of the Navios Luz and the Navios Orbiter, Date		May 19, 2011
Purchase Price of the Navios Luz		78,000,000
Purchase Price of the Navios Orbiter		52,000,000
Favorable Lease Terms Recognized Through the Acquisition of the Navios Luz		22,879,000
Favorable Lease Terms Recognized Through the Acquisition of the Navios Orbiter		20,901,000
Common Units Issued for the Purchase of the Navios Luz and the Navios Orbiter		507,916
Valuation of Common Units Issued for Purchase of the Navios Luz and the Navios Orbiter		9,960,000
Cash for Purchase of the Navios Luz and the Navios Orbiter		120,000,000
Nyse Volume Weighted Average Trading Price of Common Units Issued for the Navios Luz and the Navios Orbiter		$ 19.6883
Navios Apollon [Abstract]
Charterparty with Subsidiary of Navios Holdings for the Navios Apollon, Date	Feb 16, 2012
Daily Charter Rate of the Navios Apollon, Net per Day for the First Year	12,500
Daily Charter Rate of the Navios Apollon, Net per Day for the Second Year	13,500
Profit Sharing based on Actual Earnings	50/50
Revenue from Navios Apollon Charterparty with Navios Holdings	4,091,000	0	0
Navios Prosperity [Abstract]
Charterparty with Subsidiary of Navios Holdings for the Navios Prosperity, Date	May 29, 2012
Daily Charter Rate of the Navios Prosperity, Net per Day for One Year	12,000
Profit Sharing	The first $1500 in Profits Above the Base Rate and Thereafter all Profits will be split 50% to each party
Revenue from Navios Prosperity Charterparty with Navios Holdings	2,364,000	0	0
Navios Libra [Abstract]
Charterparty with Subsidiary of Navios Holdings for the Navios Libra, Date	Sep 30, 2012
Daily Charter Rate of the Navios Libra, Net per Day for Three Years	12,000
Profit Sharing based on Actual Earnings	50/50
Revenue from Navios Libra Charterparty with Navios Holdings	902,000	0	0
Others [Abstract]
Conversion of Subordinated Units to Common Units, Date	Jan 1, 2012
Conversion of Subordinated Units into Common Units Units	7,621,843
Conversion of Subordinated Series A Units to Common Units, Date	Jun 29, 2012
Conversion of Subordinated Series A Units into Common Units Units	1,000,000
Percentage of ownership interest in Navios Partners	23.20%
Navios Partners'common units held by Navios Holdings	14,223,763
Navios Partners'agreement with Navios Holdings for supplemental credit default insurance, Date	Nov 15, 2012
Maximum cash payment by which Navios Holdings will provide supplemental credit default insurance to Navios Partners	$ 20,000,000

Cash Distribution And Earnings Per Unit (Narrative) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Quarterly Cash Distribution [Abstract]
Authorized Quarterly Cash Distribution from Bod, Date	Jan 21, 2013	Oct 18, 2012	Jul 23, 2012	Apr 25, 2012	Jan 24, 2012
Distribution per Unit	$ 0.4425	$ 0.4425	$ 0.4425	$ 0.44	$ 0.44
Quarterly Cash Distribution Paid, Date	Feb 14, 2013	Nov 13, 2012	Aug 13, 2012	May 14, 2012	Feb 14, 2012
Quarterly Cash Distribution, Record Date	Feb 8, 2013	Nov 8, 2012	Aug 8, 2012	May 10, 2012	Feb 9, 2012
Declared Quarterly Cash Distribution	$ 27,563	$ 27,563	$ 27,563	$ 26,923	$ 24,829

Cash Distribution And Earnings Per Unit (Schedule Of Incentive Distribution Rights Held By General Partner) (Details)	12 Months Ended
Dec. 31, 2012
Minimum Quarterly Distribution [Member]
Incentive Distribution Rights Held By General Partner [Line Items]
Total Quarterly Distribution Target Amount	0.35
Marginal Percentage Interest In Distributions, Common and Subordinated Unitholders	98.00%
Marginal Percentage Interest in Distributions, General Partner	2.00%
First Target Distribution [Member]
Incentive Distribution Rights Held By General Partner [Line Items]
Total Quarterly Distribution Target Amount	up to $0.4025
Marginal Percentage Interest In Distributions, Common and Subordinated Unitholders	98.00%
Marginal Percentage Interest in Distributions, General Partner	2.00%
Second Target Distribution [Member]
Incentive Distribution Rights Held By General Partner [Line Items]
Total Quarterly Distribution Target Amount	above $0.4025 up to $0.4375
Marginal Percentage Interest In Distributions, Common and Subordinated Unitholders	85.00%
Marginal Percentage Interest in Distributions, General Partner	15.00%
Third Target Distribution [Member]
Incentive Distribution Rights Held By General Partner [Line Items]
Total Quarterly Distribution Target Amount	above $0.4375 up to $0.525
Marginal Percentage Interest In Distributions, Common and Subordinated Unitholders	75.00%
Marginal Percentage Interest in Distributions, General Partner	25.00%
Thereafter [Member]
Incentive Distribution Rights Held By General Partner [Line Items]
Total Quarterly Distribution Target Amount	above $0.525
Marginal Percentage Interest In Distributions, Common and Subordinated Unitholders	50.00%
Marginal Percentage Interest in Distributions, General Partner	50.00%

Cash Distribution And Earnings Per Unit (Schedule Of Earnings Per Share Reconciliation) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Unit (Basic And Diluted) [Abstract]
Common unit (basic and diluted)	$ 1.61	$ 1.33	$ 1.51
Subordinated unit (basic and diluted)	$ 0	$ 0.46	$ 1.11
General Partner Unit (basic and diluted)	$ 1.95	$ 1.19	$ 1.42
Subordinated Series A unit (basic and diluted)	$ 0	$ 0	$ 0
Earnings Per Unit, distributed (Basic And Diluted) [Abstract]
Common unit - distributed (basic and diluted)	$ 1.79	$ 1.76	$ 1.76
Subordinated unit, distributed (basic and diluted)	$ 0	$ 1.75	$ 1.69
General Partner unit - distributed (basic and diluted)	$ 3.13	$ 2.9	$ 2.35
Subordinated Series A unit, distributed (basic and diluted)	$ 0	$ 0	$ 0
Earnings Per Unit, undistributed (Basic And Diluted) [Abstract]
Common unit - undistributed (basic and diluted)	$ (0.18)	$ (0.43)	$ (0.25)
Subordinated unit - undistributed (basic and diluted)	$ 0	$ (1.29)	$ (0.58)
General Partner unit - undistributed (basic and diluted)	$ (1.18)	$ (1.71)	$ (0.93)
Subordinated Series A unit - undistributed (basic and diluted)	$ 0	$ 0	$ 0
Net income attributable to unit holders [Abstract]
Net income	$ 95,898	$ 65,335	$ 60,511
Earnings attributable to Common unit holders	93,566	60,506	50,823
Earnings attributable to Subordinated unit holders	0	3,522	8,465
Earnings attributable to General partner unit holders	2,332	1,307	1,223
Earnings attributable to Subordinated Series A unit holders	$ 0	$ 0	$ 0
Weighted Average Units Outstanding Basic, Diluted [Abstract]
Weighted Average Common Units Outstanding	58,008,617	45,409,807	33,714,905
Weighted Average Subordinated Units Outstanding	0	7,621,843	7,621,843
Weighted Average General Partner Units Outstanding	1,193,889	1,102,689	864,017
Weighted Average Subordinated Series A Units Outstanding	0	1,000,000	1,000,000

Other Income (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Income [Abstract]
Income from credit default insurance	$ 22,453	$ 0	$ 0
Other Income (excluding Income from credit default insurance)	$ 145	$ 272	$ 85

Other Income (Schedule of Other Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Income [Abstract]
Income from credit default insurance	$ 22,453	$ 0	$ 0
Other Income excluding Income from credit default insurance	145	272	85
Total Other Income	$ 22,598	$ 272	$ 85

Subsequent Events (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended					12 Months Ended
	Feb. 06, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Public Offerings [Abstract]
Proceeds From Issuance Of Common Units, Net Offering Costs, Units	4,500,000
Price of Public Offering, per Unit	$ 14.15						$ 15.68	$ 19.68
Gross Proceeds from Issuance of Common Units	$ 63,675						$ 72,128	$ 78,720
Offering Costs	320							161
Net Proceeds From Issuance Of Common Units	60,840						68,729	75,178
Number of Public Offering, General Partner Units	91,837
Net Proceeds From Issuance Of General Partner Units	1,299						1,472	1,607
Additional Common Units, Exercise of Overallotment Option	675,000							600,000
Gross Proceeds From Issuance of Additional Common Units, Exercise of Overallotment Option	9,551							11,808
Net Proceeds from Issuance of Additional Common Units, Exercise of Overallotment Option	9,126							11,277
Additional General Partner Units, Exersise of Overallotment Option	13,776							12,245
Net Proceeds from Issuance of General Partner Units Exercise of Overallotment Option	195							241
Completion of Public Offering Date	Feb 6, 2013						May 8, 2012	Apr 13, 2011
Quarterly Cash Distribution [Abstract]
Authorized Quarterly Cash Distribution from Bod, Date		Jan 21, 2013	Oct 18, 2012	Jul 23, 2012	Apr 25, 2012	Jan 24, 2012
Distribution per Unit		$ 0.4425	$ 0.4425	$ 0.4425	$ 0.44	$ 0.44
Quarterly Cash Distribution Paid, Date		Feb 14, 2013	Nov 13, 2012	Aug 13, 2012	May 14, 2012	Feb 14, 2012
Quarterly Cash Distribution, Record Date		Feb 8, 2013	Nov 8, 2012	Aug 8, 2012	May 10, 2012	Feb 9, 2012
Declared Quarterly Cash Distribution		$ 27,563	$ 27,563	$ 27,563	$ 26,923	$ 24,829